   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 29, 1998


                                                       REGISTRATION NOS. 33-6745
                                                                        811-4718
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549
                                   FORM N-1A




            REGISTRATION STATEMENT UNDER
               THE SECURITIES ACT OF 1933                                [X]


               Post-Effective Amendment No.  16                          [X]
                                          and


            REGISTRATION STATEMENT UNDER
               THE INVESTMENT COMPANY ACT OF 1940                        [X]


               Amendment No.  17                                         [X]



                                   VAN KAMPEN

                              TAX FREE MONEY FUND

        (Exact Name of Registrant as Specified in Declaration of Trust)

              One Parkview Plaza, Oakbrook Terrace, Illinois 60181 (Address of Principal Executive Offices) (Zip Code)

                                 (630) 684-6000
               Registrant's Telephone Number, Including Area Code

                             RONALD A. NYBERG, ESQ.
            Executive Vice President, General Counsel and Secretary

                          Van Kampen Investments Inc.

                               One Parkview Plaza
                        Oakbrook Terrace, Illinois 60181
                    (Name and Address of Agent for Service)
                            ------------------------

                                   Copies To:
                             WAYNE W. WHALEN, ESQ.
                              THOMAS A. HALE, ESQ.
                Skadden, Arps, Slate, Meagher & Flom (Illinois)
                             333 West Wacker Drive
                            Chicago, Illinois 60606
                                 (312) 407-0700
                            ------------------------

     Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness of this Registration Statement.

     IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

          [ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)


          [X] ON SEPTEMBER 30, 1998 PURSUANT TO PARAGRAPH (B)


          [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(I)

          [ ] ON (DATE) PURSUANT TO PARAGRAPH (A)(I)

          [ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(II)

          [ ] ON (DATE) PURSUANT TO PARAGRAPH (A)(II) OF RULE 485.

     IF APPROPRIATE CHECK THE FOLLOWING BOX:
          [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR
              A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

     TITLE OF SECURITIES BEING REGISTERED: SHARES OF BENEFICIAL INTEREST, PAR VALUE $0.01 PER SHARE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         VAN KAMPEN TAX FREE MONEY FUND


                             CROSS REFERENCE SHEET
                 (AS REQUIRED BY ITEM 501(B) OF REGULATION S-K)

                         ITEM NUMBER OF                                     LOCATION OR CAPTION
                         FORM N-1A                                          -------------------
PART A
Item  1.                 Cover Page..................    Cover Page
Item  2.                 Synopsis....................    SHAREHOLDER TRANSACTION EXPENSES; ANNUAL FUND OPERATING
                                                         EXPENSES AND EXAMPLE
Item  3.                 Condensed Financial
                           Information...............    FINANCIAL HIGHLIGHTS
Item  4.                 General Description of
                           Registrant................    THE FUND; INVESTMENT OBJECTIVE AND POLICIES; INVESTMENT
                                                         PRACTICES; DESCRIPTION OF SHARES OF THE FUND
Item  5.                 Management of the   Fund....    ANNUAL FUND OPERATING EXPENSES AND EXAMPLE; INVESTMENT
                                                         PRACTICES; INVESTMENT ADVISORY SERVICES; SHAREHOLDER
                                                         SERVICES
Item  6.                 Capital Stock and Other
                           Securities................    PURCHASE OF SHARES; DISTRIBUTIONS FROM THE FUND;
                                                         REDEMPTION OF SHARES; THE DISTRIBUTION AND SERVICE PLANS;
                                                         TAX STATUS; SHAREHOLDER SERVICES; DESCRIPTION OF SHARES OF
                                                         THE FUND; ADDITIONAL INFORMATION
Item  7.                 Purchase of Securities
                           Being Offered.............    SHAREHOLDER TRANSACTION EXPENSES; PURCHASE OF SHARES;
                                                         REDEMPTION OF SHARES; THE DISTRIBUTION AND SERVICE PLANS;
                                                         NET ASSET VALUE
Item  8.                 Redemption or
                           Repurchase................    PURCHASE OF SHARES; REDEMPTION OF SHARES; NET ASSET VALUE
Item  9.                 Pending Legal
                           Proceedings...............    Not Applicable
PART B
Item 10.                 Cover Page..................    Cover Page
Item 11.                 Table of Contents...........    Table of Contents
Item 12.                 General Information   and
                         History.....................    The Fund and the Trust
Item 13.                 Investment Objectives   and
                         Policies....................    Investment Policies and Restrictions; Appendix
Item 14.                 Management of the   Fund....    Trustees and Officers
Item 15.                 Control Persons and
                           Principal Holders of
                           Securities................    Trustees and Officers
Item 16.                 Investment Advisory and
                           Other Services............    Contained in Prospectus under captions: PURCHASE OF
                                                         SHARES; INVESTMENT ADVISORY SERVICES; THE DISTRIBUTION AND
                                                         SERVICE PLANS; Trustees and Officers; Legal Counsel;
                                                         Investment Advisory and Other Services; Custodian and
                                                         Independent Accountants; The Distributor

                                      (i.)

                         ITEM NUMBER OF                                     LOCATION OR CAPTION
                         FORM N-1A                                          -------------------
Item 17.                 Brokerage Allocation and
                         Other Practices.............    Portfolio Transactions and Brokerage Allocations
Item 18.                 Capital Stock and   Other
                         Securities..................    Contained in the Prospectus under captions: THE FUND;
                                                         DESCRIPTION OF SHARES OF THE FUND; The Fund and the Trust
Item 19.                 Purchase, Redemption   and
                         Pricing of   Securities
                         Being   Offered.............    Contained in the Prospectus under captions: PURCHASE OF
                                                         SHARES; THE DISTRIBUTION AND SERVICE PLANS; REDEMPTION OF
                                                         SHARES; NET ASSET VALUE
Item 20.                 Tax Status..................    Contained in Prospectus under caption: TAX STATUS
Item 21.                 Underwriters................    The Distributor
Item 22.                 Calculation of Performance
                         Data........................    Yield Information; Dividends
Item 23.                 Financial Statements........    Contained in the Prospectus under caption: FINANCIAL
                                                         HIGHLIGHTS; Independent Accountants' Report; Financial
                                                         Statements; Notes to Financial Statements; Trustees and
                                                         Officers
PART C

       Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                                      (ii.)

--------------------------------------------------------------------------------

                         VAN KAMPEN TAX FREE MONEY FUND

--------------------------------------------------------------------------------


    Van Kampen Tax Free Money Fund (the "Fund") is a diversified, open-end management investment company, commonly known as a mutual fund. The Fund's investment objective is to provide a high level of current income exempt from federal income taxes consistent with the preservation of capital and liquidity through investments in a broad range of municipal securities that will mature within 12 months of the date of purchase. The Fund is organized as a Delaware business trust. The Fund is managed by Van Kampen Investment Advisory Corp. (the "Adviser").


    AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


    This Prospectus sets forth certain information about the Fund that a prospective investor should know before investing in the Fund. Please read it carefully and retain it for future reference. The address of the Fund is One Parkview Plaza, Oakbrook Terrace, Illinois 60181, and its telephone number is
(800) 341-2911.

                               ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                               ------------------
    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


    A Statement of Additional Information, dated September 30, 1998, containing additional information about the Fund is hereby incorporated by reference in its entirety into this Prospectus. A copy of the Fund's Statement of Additional Information may be obtained without charge by calling (800) 341-2911 or for Telecommunications Device for the Deaf at (800) 421-2833. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).



                             VAN KAMPEN FUNDS LOGO



                  THIS PROSPECTUS IS DATED SEPTEMBER 30, 1998.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                PAGE
                                                                ----
Shareholder Transaction Expenses............................      3
Annual Fund Operating Expenses and Example..................      3
Financial Highlights........................................      4
The Fund....................................................      5
Investment Objective and Policies...........................      5
Investment Practices........................................      6
Investment Advisory Services................................      7
Purchase of Shares..........................................      8
Shareholder Services........................................      9
Redemption of Shares........................................     12
Distribution and Service Plans..............................     13
Distributions from the Fund.................................     14
Net Asset Value.............................................     14
Tax Status..................................................     14
Description of Shares of the Fund...........................     15
Additional Information......................................     16


--------------------------------------------------------------------------------

   NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE ADVISER, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND
 TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

Maximum sales charge imposed on purchases (as a percentage
  of the offering price)....................................  None
Maximum sales charge imposed on reinvested dividends (as a
  percentage of the offering price).........................  None
Deferred sales charge (as a percentage of original purchase
  price or redemption proceeds).............................  None
Redemption fees (as a percentage of amount redeemed)........  None
Exchange fees...............................................  None

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES AND EXAMPLE
--------------------------------------------------------------------------------


Management Fees(1) (as a percentage of average daily net
  assets
  after fee waiver).........................................  0.00%
12b-1 Fees(2) (as a percentage of average daily net
  assets)...................................................  0.25%
Other Expenses(1) (as a percentage of average daily net
  assets after expense reimbursement).......................  0.58%
Total Expenses(1) (as a percentage of average daily net
  assets
  after fee waiver and expense reimbursement)...............  0.83%


--------------------------------------------------------------------------------

(1) The expenses indicated above are based on the Fund's fiscal year ended June 30, 1998. "Management Fees," "Other Expenses" and "Total Expenses" indicated above reflect a waiver of management fees and reimbursement of certain other expenses by the Adviser. Without such waiver or reimbursement, "Management Fees," "Other Expenses" and "Total Expenses" were 0.50%, 0.65% and 1.40%, respectively.


(2) Such fees include a service fee of up to 0.25% paid by the Fund to investors' broker-dealers as compensation for ongoing services rendered to investors. See "Distribution and Service Plans."

EXAMPLE:


                                                              ONE    THREE   FIVE     TEN
                                                              YEAR   YEARS   YEARS   YEARS
                                                              ----   -----   -----   -----
You would pay the following expenses on a $1,000 investment, assuming a 5.00% annual
return and an operating expense ratio of 0.83%. The Fund
does not charge a fee
for redemptions.............................................   $8     $26     $46    $103


--------------------------------------------------------------------------------

  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The "Example" reflects expenses based on the "Annual Fund Operating Expenses" table as shown above carried out to future years and is included to provide a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required by the SEC to utilize a 5.00% annual return assumption. It is expected that as Fund assets increase, the fees waived or expenses reimbursed by the Adviser will decrease. Accordingly, it is unlikely that future expenses as projected will remain consistent with those determined based on the table of the "Annual Fund Operating Expenses." THE INFORMATION CONTAINED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. For more complete description of such costs and expenses, see "Investment Advisory Services" and "Distribution and Service Plans."

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (for one share outstanding throughout the periods indicated)
--------------------------------------------------------------------------------
The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated. The financial highlights have been audited by KPMG Peat Marwick LLP, independent accountants, whose report thereon appears in the Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes thereto included in the Statement of Additional Information.


                                                                       YEAR ENDED JUNE 30,
                                -------------------------------------------------------------------------------------------------
                                 1998      1997      1996      1995      1994      1993      1992      1991      1990      1989
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net Asset Value, Beginning of
 Period.......................  $1.00...  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
 Net Investment Income........  0.029..     0.028     0.029     0.027     0.017     0.019     0.035     0.052     0.057     0.053
 Less Distributions from and
   in Excess of Net Investment
   Income.....................   (0.029)   (0.028)   (0.029)   (0.027)   (0.017)   (0.019)   (0.035)   (0.052)   (0.057)   (0.053)
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net Asset Value, End of
 Period.......................  $1.00...  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                =======   =======   =======   =======   =======   =======   =======   =======   =======   =======
Total Return*.................  2.93%..     2.82%     2.93%     2.73%     1.70%     1.93%     3.56%     5.29%     5.93%     5.50%
Net Assets at End of Period
 (In millions)................  $32.0...  $  33.1   $  35.6   $  33.2   $  37.4   $  43.1   $  70.8   $  81.5   $  59.8   $  43.6
Ratio of Expenses to Average
 Net Assets*..................  0.83%..     0.85%     0.85%     0.89%     0.81%     0.72%     0.57%     0.56%     0.55%     0.78%
Ratio of Net Investment Income
 to Average Net Assets*.......  2.89%..     2.78%     2.89%     2.68%     1.69%     1.92%     3.56%     5.01%     5.69%     5.34%
----------------
* If certain expenses had not been assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
 Ratio of Expenses to Average
Net Assets....................  1.40%..     1.45%     1.53%     1.38%     1.29%      .97%     1.18%     1.20%     1.25%     1.17%
 Ratio of Net Investment
Income to Average Net
Assets........................  2.32%..     2.17%     2.21%     2.20%     1.20%     1.67%     2.96%     4.37%     4.98%     4.96%


                  See Financial Statements and Notes Thereto.
                         ------------------------------


The "current yield" of the Fund for the seven days ended June 30, 1998 was 2.81% and its "compounded effective yield" for that period was 2.85%. The method of calculating these yields is described in the Statement of Additional Information.

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------


  Van Kampen Tax Free Money Fund (the "Fund") is a mutual fund. A mutual fund allows investors to pool their money with that of other investors in order to obtain professional investment management. Mutual funds generally make it possible for investors to obtain greater diversification of their investments and to simplify their recordkeeping. The Fund is organized as a Delaware business trust.



  Van Kampen Investment Advisory Corp. (the "Adviser") provides investment advisory and administrative services to the Fund. The Adviser and its affiliates also act as investment adviser to other mutual funds distributed by Van Kampen Funds Inc. (the "Distributor"). To obtain prospectuses and other information on any of these other funds, please call the telephone number on the cover page of this Prospectus.


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

  The Fund's investment objective is to provide a high level of current income exempt from federal income taxes consistent with the preservation of capital and liquidity through investments in a diversified portfolio of municipal securities that will mature within 12 months of the date of purchase. These securities may not earn as high a level of current income as securities with longer maturities or lower quality, which may also have less liquidity and greater price fluctuation. There can be no assurance that the Fund will attain its investment objective.


  The Fund will generally invest its assets in municipal securities, which are obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel or other counsel to the issuer or the Fund is exempt from federal income tax at the time of issuance. In normal circumstances, up to 100%, but not less than 80%, of the Fund's net assets will be invested in such securities. All of the Fund's investments are subject, however, to the limitation that they mature within one year of the date of their purchase or are subject to repurchase agreements maturing within one year. The Fund's investment objective and the foregoing policies are fundamental and cannot be changed without shareholder approval. If the tax-exempt status of the municipal securities in which the Fund may invest changes at some future date, the Trustees of the Fund would consider what changes if any should be made in the Fund and might recommend to the shareholders changes in the Fund's fundamental objectives.



  The Fund will invest in municipal securities which at the time of purchase:
(a) are rated at least AA by Standard & Poor's Ratings Group ("Standard & Poor's") or Aa by Moody's Investors Service, Inc. ("Moody's"); (b) have a Moody's short-term municipal securities rating of at least MIG-2 or VMIG-2, or a municipal commercial paper rating of at least P-2 by Moody's or A-2 or SP-2 by Standard & Poor's; (c) are guaranteed or insured by the U.S. government, its agencies or instrumentalities as to the payment of principal and interest; (d) are fully collateralized by an escrow of U.S. government securities or other securities acceptable to the Adviser; or (e) which are unrated but considered by the Adviser to be of comparable quality to securities having one of the above ratings. Although the Fund may invest in U.S. government securities or securities collateralized by an escrow of such securities, an investment in the Fund is neither insured nor guaranteed by the U.S. government.



  Municipal Securities. The Fund may invest in municipal securities which are scheduled to mature in one year or less. This category includes, but is not limited to, short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes, construction loan notes, tax-exempt commercial paper, and variable rate demand obligations.


  Tax anticipation notes are typically sold to finance working capital needs of municipalities in anticipation of receiving taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under state aid programs. Grant anticipation notes are issued in anticipation of receipt of an intergovernmental grant in the future. Construction loan notes are issued to provide short-term construction financing for multi-family housing projects. Frequently construction loan notes are insured by the Federal Housing Administration with permanent financing by the Government National Mortgage Association at the end of the project construction period. Tax exempt commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Fund may purchase other municipal securities which have a remaining life of one year or less.


  The Fund may invest in certain municipal securities which have rates of interest that are adjusted periodically according to formulae intended to minimize fluctuations in values of the instruments. These securities are commonly known as variable rate demand notes. These variable rate demand obligations are long-term securities which allow the purchaser, at its discretion, to redeem the securities before their final maturity at par upon notice (typically 7 to 30 days). Variable rate instruments with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of one year. The Fund determines the maturity of variable rate instruments in accordance with rules of the SEC which allow the Fund to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.


  Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, income tax rates, and the size, maturity and rating of the particular offering. The ratings of Moody's and Standard & Poor's represent their opinions as to the quality of the municipal securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields.


  YEAR 2000 RISKS. Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Fund's Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund. In addition, the Year 2000 Problem may adversely affect the issuers of securities in which the Fund may invest which, in turn, may adversely affect the net asset value of the Fund.


--------------------------------------------------------------------------------
INVESTMENT PRACTICES
--------------------------------------------------------------------------------


  The Fund may purchase and sell portfolio securities on a "when issued" and "delayed delivery" basis, although no more than 25% of the Fund's assets will be invested in such manner. No income accrues to the Fund on securities in connection with such transactions prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuation, the value of the securities at delivery may be more or less than their purchase price, and yields generally available on comparable securities when delivery occurs may be higher than yields on the securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account with its custodian, cash or portfolio securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase securities on such basis only with the intention of actually acquiring these securities, but the Fund may sell such securities prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage.



  The Fund may also purchase municipal securities which provide for the right to resell them back to the issuer, a bank, or a broker dealer at an agreed upon price or yield within a specified period of time prior to the maturity date of these securities. These securities are known as "put" securities or securities with stand-by commitments. The Fund may pay a higher price for such securities than would otherwise be paid for the same security without a put. The primary purpose of purchasing these securities is to permit the Fund to be as fully invested as practicable in municipal securities while at the same time providing the Fund with greater liquidity. The Fund's policy is to enter into these transactions only with issuers, banks, or broker-dealers that are determined by the Adviser to present minimal credit risks. If an issuer, bank, or broker-dealer should default on its obligation to repurchase, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

  Although it is the Fund's intention to provide current income exempt from federal income taxes, there may be circumstances when the Fund will invest temporarily in taxable investments, such as repurchase agreements. The Fund may enter into such agreements with banks and broker-dealers, under which the Fund purchases securities and agrees to resell the securities at an agreed upon time and at an agreed upon price. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements may be considered collateralized loans by the Fund, and the difference between the amount the Fund pays for the securities and the amount it receives upon resale is accrued as interest and reflected in the Fund's net income. When the Fund enters into repurchase agreements, it relies on the seller to repurchase the securities. Failure to do so may result in a loss for the Fund if the market value of the securities is less than the repurchase price. At the time the Fund enters into a repurchase agreement, the value of the underlying security including accrued interest will be equal to or exceed the value of the repurchase agreement and, for repurchase agreements that mature in more than one day, the seller will agree that the value of the underlying security including accrued interest will continue to be at least equal to the value of the repurchase agreement. In determining whether to enter into a repurchase agreement with a bank or broker-dealer, the Fund will take into account the creditworthiness of such party. In the event of default by such party, the Fund may not have a right to the underlying security and there may be possible delays and expenses in liquidating the security purchased, resulting in a decline in its value and loss of interest. The Fund will use repurchase agreements as a means of making short-term investments, and may invest in repurchase agreements of duration of seven days or less without limitation. The Fund's ability to invest in repurchase agreements that mature in more than seven days is subject to an investment restriction that limits the Fund's investment in "illiquid" securities, including such repurchase agreements, to 10% of the Fund's net assets. The Fund's ability to invest in taxable temporary investments is limited to 20% of the Fund's net assets.


  The Fund is subject to certain investment restrictions which constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. See "Investment Policies and Restrictions" in the Statement of Additional Information.

--------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
--------------------------------------------------------------------------------


  THE ADVISER. Van Kampen Investment Advisory Corp. (the "Adviser") is the investment adviser for the Fund. The Adviser is a wholly-owned subsidiary of Van Kampen Investments Inc. ("Van Kampen"). Van Kampen is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $65 billion under management or supervision. Van Kampen's more than 50 open-end and 39 closed-end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide. Van Kampen Funds Inc., the distributor of the Fund and sponsor of the funds mentioned above, is a wholly-owned subsidiary of Van Kampen. Van Kampen is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The Adviser's principal office is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Dean Witter & Co. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley Asset Management Inc., an investment adviser, Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; credit services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.


  ADVISORY AGREEMENT. The business and affairs of the Fund are managed under the direction of the Board of Trustees of the Fund. Subject to the Trustees' authority, the Adviser and the officers of the Fund supervise and implement the Fund's investment activities and are responsible for overall management of the Fund's business affairs. The Fund pays the Adviser a fee (accrued daily and paid monthly) computed based on an annual rate applied to the average daily net assets of the Fund as follows:

                  AVERAGE DAILY NET ASSETS                        % PER ANNUM
                  ------------------------                        -----------
First $500 million..........................................     0.500 of 1.00%
Next $500 million...........................................     0.475 of 1.00%
Next $500 million...........................................     0.425 of 1.00%
Over $1.5 billion...........................................     0.375 of 1.00%


  Under its investment advisory agreement, the Fund has agreed to assume and pay the charges and expenses of the Fund's operations, including the compensation of the Trustees of the Fund (other than those who are affiliated persons, as defined in the 1940 Act, of the Adviser, the Distributor or Van Kampen), the charges and expenses of independent accountants, legal counsel, transfer agent (Van Kampen Investor Services Inc. ("Investor Services"), a wholly-owned subsidiary of Van Kampen) or dividend disbursing agent and the custodian (including fees for safekeeping of securities), costs of calculating net asset value, costs of acquiring and disposing of portfolio securities, interest (if any) on obligations incurred by the Fund, costs of share certificates, membership dues in the Investment Company Institute or any similar organization, costs of reports and notices to shareholders, costs of registering shares of the Fund under federal and state securities laws, miscellaneous expenses and all taxes and fees to federal, state or other governmental agencies. The Adviser reserves the right in its sole discretion from time to time to charge all or a portion of its management fee or to reimburse the Fund for all or a portion of its other expenses.


  PERSONAL INVESTING POLICIES. The Fund and the Adviser have adopted Codes of Ethics designed to recognize the fiduciary relationship between the Fund and the Adviser and its employees. The Codes permit trustees, directors, officers and employees to buy and sell securities for their personal accounts subject to certain restrictions. Persons with access to certain sensitive information are subject to preclearance and other procedures designed to prevent conflicts of interest.
--------------------------------------------------------------------------------
PURCHASE OF SHARES
--------------------------------------------------------------------------------


  Shares of the Fund are continuously offered through Van Kampen Funds Inc. (the "Distributor"), as principal underwriter, which is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Shares are also offered through members of the National Association of Securities Dealers, Inc. ("NASD") acting as securities dealers ("dealers") and through NASD members acting as brokers for investors ("brokers") or eligible non-NASD members acting as agents for investors ("financial intermediaries"). The Fund reserves the right to suspend or terminate the continuous offering at any time and without prior notice.


  Shares of the Fund are available without a sales charge at the net asset value per share, which will remain fixed at $1.00 per share except in extraordinary circumstances. Share certificates will not be issued. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act and a service plan which permit the Fund through the Distributor to compensate brokers, dealers and financial intermediaries out of the assets of the Fund for their sales of the shares of the Fund and for shareholder services, respectively.

  The minimum initial investment to open an account is $500, and the minimum subsequent investment is $25, except as discussed under "Unit Trust Reinvestment Programs" hereunder.

  Investments may be made as follows:


  INITIAL INVESTMENT BY BANK WIRE. To open an account by wire an investor should telephone Investor Services at (800) 421-6714 and provide the account registration, the address, tax identification number, the amount being wired and the name of the wiring bank. Investor Services furnishes the investor with an account number. The investor's bank should wire the specified amount along with the account number and registration to the Fund's custodian: State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02102, ABA-011000028, attention Van Kampen Investor Services Inc./Van Kampen Fund Account No. 9900-446-7. The investor should then immediately complete and mail the account application form accompanying this Prospectus to Investor Services at Van Kampen Tax Free Money Fund, c/o Van Kampen Investor Services Inc., P.O. Box 418256, Kansas City, MO 64141-9256. To receive same day credit to an account, the investor must call Investor Services, at the telephone number listed above, by 11:00 a.m. Kansas City time with the intent to wire funds and State Street Bank must then receive such funds by 4:00 p.m. Boston time.

  INITIAL INVESTMENT BY MAIL. To open an account by mail an investor should send a check payable to the Fund along with a completed account application form to Investor Services at Van Kampen Tax Free Money Fund, c/o Van Kampen Investor Services Inc., P.O. Box 418256, Kansas City, MO 64141-9256.



  SUBSEQUENT INVESTMENTS BY BANK WIRE. The investor's bank should wire the specified amount along with the account number and registration to State Street Bank. To receive same day credit to an account, the investor must call Investor Services at (800) 421-6714 by 11:00 a.m. Kansas City time with the intent to wire funds and State Street Bank must then receive such funds by 4:00 p.m. Boston time.



  SUBSEQUENT INVESTMENTS BY MAIL. Subsequent investments in the amount of $25 or more may be sent by mail to Investor Services, indicating the account registration and account number.



  THROUGH FINANCIAL SERVICES REPRESENTATIVES. Brokers, dealers or financial intermediaries may purchase, on behalf of investors, shares of the Fund using either the By Mail or By Wire procedures outlined above. The Fund does not charge for this transaction.



  UNIT INVESTMENT TRUST REINVESTMENT PROGRAMS. The Fund will permit unitholders of unit investment trusts to reinvest distributions from such trusts in shares of the Fund and other mutual funds distributed by the Distributor with no minimum or subsequent investment requirement. In order to qualify for this privilege, the administrator of an investor's unit investment trust must have an agreement with the Distributor pursuant to which the administrator will (1) submit a single bulk order and make payment with a single remittance for all investments in the Fund during each distribution period by all investors who choose to invest in the Fund through the program and (2) provide Investor Services with appropriate backup data for each participating investor in a computerized format fully compatible with Investor Services' processing system. In addition, the Fund also requires that all dividends and other distributions by the Fund be reinvested in additional shares without any systematic withdrawal program. There will be no minimum for reinvestments from unit investment trusts. The Fund will send account activity statements to investors on a quarterly basis only, even if an investor's investment period is more frequent. Persons desiring more information with respect to this program, including the applicable terms and conditions thereof, should contact their securities broker, dealer, financial intermediary or the Distributor. The Fund reserves the right to modify or terminate this program at any time.



  Investments made by check will begin receiving dividends on the next business day after the Fund receives good funds. For checks drawn on foreign banks, monies must be collected before shares will be purchased. The Fund and the Distributor reserve the right to reject any order for the purchase of shares. In addition, the offering of shares may be suspended and resumed at any time thereafter.


  Account statements are prepared and mailed to you monthly, quarterly in the case of a participant in a "Unit Investment Trust Reinvestment Program." Account statements are not mailed to shareholders as a result of individual redemptions by check.


--------------------------------------------------------------------------------

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

  The Fund offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. The following is a description of such services. Unless otherwise described below, each of these services may be modified or terminated by the Fund at any time.


  As used herein, the term "Participating Funds" refers to certain open-end investment companies advised by the Adviser or Van Kampen Asset Management Inc. and distributed by the Distributor as determined from time to time by the Fund's Board of Trustees.



  INVESTMENT ACCOUNT. Investor Services, transfer agent for the Fund and a wholly-owned subsidiary of Van Kampen, performs bookkeeping, data processing and administration services relative to the maintenance of shareholder accounts. Each shareholder has an investment account under which the investor's shares of the Fund are held by Investor Services. Except as described in this Prospectus, after each share transaction in an account, the shareholder receives a statement showing the activity in the account. Each shareholder who has an account in any of the Participating Funds will receive statements at least quarterly from Investor Services showing any reinvestments of dividends and capital gains distributions and any other activity in the account since the preceding statement. Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gains distributions and systematic purchases or redemptions. Additions to an investment account may be made at any time by purchasing shares through authorized brokers, dealers or financial intermediaries or by mailing a check directly to Investor Services.



  AUTOMATIC INVESTMENT PLAN. An automatic investment plan is available under which a shareholder can authorize Investor Services to charge a bank account on a regular basis to invest pre-determined amounts in the Fund. Additional information is available from the Distributor or authorized brokers, dealers or financial intermediaries.



  DIVIDEND DIVERSIFICATION. A shareholder may, upon written request or by completing the appropriate section of the application form accompanying this Prospectus or by calling (800) 341-2911 (or (800) 421-2833 for the hearing impaired), elect to have all dividends and other distributions paid on shares of the Fund invested into shares sold subject to an initial sales charge of any other Participating Fund or shares without a sales charge of the Van Kampen Reserve Fund (the "Reserve Fund"), so long as the investor has a pre-existing account for such class of shares of the other fund. Both accounts must be of the same type, either non-retirement or retirement. If the accounts are retirement accounts, they must both be for the same class and of the same type of retirement plan (e.g. IRA, 403 (b)(7), 401(k) or Keogh) and for the benefit of the same individual. If the qualified pre-existing account does not exist, the shareholder must establish a new account subject to minimum investment and other requirements of the fund into which distributions would be invested. Distributions are invested into the selected fund at its net asset value as of the payable date of the distribution.



  EXCHANGE PRIVILEGE. Shares of the Fund may be exchanged for shares sold subject to an initial sales charge of any other Participating Fund or for shares without a sales charge of the Reserve Fund subject to certain limitations herein or in such other fund's prospectus. Shares of the Fund are exchanged for shares of the Participating Fund or the Reserve Fund based on the next computed net asset value per share of each fund after requesting the exchange. Shares of the Fund may be exchanged for shares of any Participating Fund or the Reserve Fund only if shares of such fund are available for sale; however, during periods of suspensions of sales, shares of a Participating Fund or the Reserve Fund may be available for sale only to existing shareholders of such fund. Shareholders seeking an exchange with a Participating Fund or the Reserve Fund should obtain and read the current prospectus for such fund.


  Shares of the Fund which have not previously been charged a sales charge (except for shares purchased via the reinvestment option) will have any applicable sales charge differential imposed upon exchange into a Participating Fund. Exchanges of shares of the Fund that previously have been charged a sales charge lower than the sales charge applicable to the Participating Fund will also have the sales charge differential imposed upon the exchange into such fund.


  To be eligible for exchange, shares of the Fund must have been registered in the shareholder's name for at least 30 days. Shares of the Fund registered in a shareholder's name for less than 30 days may be exchanged only upon receipt of prior approval of the Adviser. It is the policy of the Adviser, under normal circumstances, not to approve such requests.


  Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes.


  A shareholder wishing to make an exchange may do so by sending a written request to Investor Services or by contacting the telephone transaction line at
(800) 421-5684 (or (800) 421-2833 for the hearing impaired). A shareholder automatically has telephone exchange privileges unless otherwise designated in the application form accompanying this Prospectus. Van Kampen and its subsidiaries, including Investor Services (collectively, "VK"), and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, neither VK nor the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. VK and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. If the exchanging shareholder does not have an account in the fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gains options (except dividend diversification options) and broker, dealer or financial intermediary of record as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan for the new account or reinvest dividends from the new account into another Fund, an exchanging shareholder must file a specific written request. The Fund reserves the right to reject any order to acquire its shares through exchange. In addition, the Fund may modify, restrict or terminate the exchange privilege at any time on 60 days' notice to its shareholders of any termination or material amendment.

  A prospectus of any of these mutual funds may be obtained from any broker, dealer or financial intermediary or the Distributor. An investor considering an exchange to one of such funds should refer to the prospectus for additional information regarding such fund prior to investing.

  SYSTEMATIC WITHDRAWAL PLAN. Any investor whose shares in a single account total $10,000 or more at the offering price next computed after receipt of instructions may establish a monthly, quarterly, semi-annual or annual withdrawal plan. Any investor whose shares in a single account total $5,000 or more at the offering price next computed after receipt of instructions may establish a quarterly, semi-annual or annual withdrawal plan. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each withdrawal constitutes a redemption of shares on which taxable gain or loss will be recognized. The plan holder may arrange for monthly, quarterly, semi-annual, or annual checks in any amount not less than $25.


  Under the plan, sufficient shares of the Fund are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gains distributions on shares held under the plan are reinvested in additional shares at the next determined net asset value per share. If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. The Fund reserves the right to amend or terminate the systematic withdrawal program on thirty days' notice to its shareholders.



  CHECK WRITING PRIVILEGE. Holders of shares of the Fund may appoint Investor Services as agent by completing the Authorization for Redemption by Check Form and the appropriate section of the account application and returning the form and the application to Investor Services. Once the form is properly completed, signed and returned to the agent, a supply of checks drawn on State Street Bank and Trust Company ("State Street Bank") will be sent to such shareholder. These checks may be made payable by the holder of shares to the order of any person in any amount of $100 or more.



  When a check is presented to State Street Bank for payment, full and fractional shares required to cover the amount of the check are redeemed from the shareholder's account by Investor Services at the next determined net asset value per share. Check writing redemptions represent the sale of shares. Any gain or loss realized on the sale of shares is a taxable event. See "Redemption of Shares."


  Checks will not be honored for redemption of shares held less than 15 calendar days, unless such shares have been paid for by bank wire. If the amount of the check is greater than the proceeds of all shares held in the shareholder's share account, the check will be returned and the shareholder may be subject to additional charges. Holders of shares may not liquidate the entire account by means of a check. The check writing privilege may be terminated or suspended at any time by the Fund or State Street Bank. Retirement plans and accounts that are subject to backup withholding are not eligible for the privilege. A "stop payment" system is not available on these checks.


  AUTOMATED CLEARING HOUSE ("ACH") DEPOSITS. Holders of shares can use ACH to have redemption proceeds deposited electronically into their bank accounts. Redemptions transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. In order to utilize this option, the shareholder's bank must be a member of ACH. In addition, the shareholder must fill out the appropriate section of the account application. The shareholder must also include a voided check or deposit slip from the bank account into which redemptions are to be deposited together with the completed application. Once Investor Services has received the application and the voided check or deposit slip, such shareholder's designated bank account, following any redemption, will be credited with the proceeds of such redemption. Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing Investor Services.



  INTERNET TRANSACTIONS. In addition to performing transactions on your account through written instruction or by telephone, you may also perform certain transactions through the internet. Please refer to our web site at www.van-kampen.com for further instruction. VK and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated through the internet are genuine. Such procedures include requiring use of a personal identification number prior to acting upon internet instructions and providing written confirmation of instructions communicated through the internet. If reasonable procedures are employed neither VK nor the Fund will be liable for following instructions through the internet which it reasonably believes to be genuine. If an account has multiple owners, Investor Services may rely on the instructions of any one owner.

--------------------------------------------------------------------------------
REDEMPTION OF SHARES
--------------------------------------------------------------------------------


  Shareholders may redeem for cash some or all of their shares without charge by the Fund at any time by sending a written request in proper form directly to Van Kampen Investor Services Inc., P. O. Box 418256, Kansas City, Missouri 64141-9256, by placing the redemption request through an authorized dealer or by calling the Fund.



  WRITTEN REDEMPTION REQUESTS. In the case of redemption requests sent directly to Investor Services, the redemption request should indicate the number of shares to be redeemed, the account number and be signed exactly as the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $50,000, or if the proceeds are not to be paid to the record owner at the record address, or if the record address has changed within the previous 30 days, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank. In the event the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator, and the name and title of the individual(s) authorizing such redemption is not shown in the account registration, a copy of the corporate resolution or other legal documentation appointing the authorized signer and certified within the prior 120 days must accompany the redemption request. The redemption price is the net asset value per share next determined after the request is received by Investor Services in proper form. Payment for shares redeemed will ordinarily be made by check mailed within three business days after acceptance by Investor Services of the request and any other necessary documents in proper order.



  DEALER REDEMPTION REQUESTS. Shareholders may sell shares through their securities dealer, who will telephone the request to the Distributor. Orders received from dealers must be at least $500 unless transmitted via the FUNDSERV network. The redemption price for such shares is the net asset value per share next calculated after an order is received by a dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. It is the responsibility of dealers to transmit redemption requests received by them to the Distributor so they will be received prior to such time. Any change in the redemption price due to failure of the Distributor to receive a sell order prior to such time must be settled between the shareholder and dealer. Shareholders must submit a written redemption request in proper form (as described above under "Written Redemption Requests") to the dealer within three business days after calling the dealer with the sell order. Payment for shares redeemed will ordinarily be made by check mailed within three business days to the dealer.



  TELEPHONE REDEMPTION REQUESTS. The Fund permits redemption of shares by telephone and for redemption proceeds to be sent to the address of record for the account or to the bank account of record as described below. To establish such privilege, a shareholder must complete the appropriate section of the application accompanying this Prospectus or call the Fund at (800) 341-2911 (or
(800) 421-2833 for the hearing impaired) to request that a copy of the Telephone Redemption Authorization form be sent to them for completion. To redeem shares, contact the telephone transaction line at (800) 421-5684. VK and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, neither VK nor the Fund will be liable for following instructions which it reasonably believes to be genuine. VK and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Telephone redemptions may not be available if the shareholder cannot reach Investor Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption procedures previously described. Requests received by Investor Services prior to 12:00 p.m. Eastern time on a regular business day will be processed that day and dividends for that day will not be earned. Requests received by Investor Services after 12:00 p.m. Eastern time on a regular business day will be treated as requests to redeem as of 4:00 p.m. Eastern time so that the investor will receive that day's dividend. These privileges are available for all accounts other than retirement accounts. If an account has multiple owners, Investor Services may rely on the instructions of any one owner.



  For redemptions authorized by telephone, amounts of $50,000 or less may be redeemed daily if the proceeds are to be paid by check and amounts of at least $1,000 and up to $1 million may be redeemed daily if the proceeds are to be paid by wire. The proceeds must be payable to the shareholder(s) of record and sent to the address of record or directly to their predesignated bank account. This privilege is not available if the address of record has been changed within 30 days prior to a telephone redemption request. Proceeds from redemptions to be paid by check will ordinarily be mailed within three business days to the shareholder's address of record. Proceeds from redemptions to be paid by wire will ordinarily be wired on the next business day following the date of redemption to the shareholder's bank account of record. This service is also not available with respect to shares held in an individual retirement account (IRA) for which Van Kampen Trust Company acts as custodian. The Fund reserves the right at any time to terminate, limit or otherwise modify this telephone redemption privilege.


  REDEMPTION BY CHECK. Shareholders may effect redemptions by writing checks drawn on their share account with the Fund. For more information, see "Shareholder Services -- Check Writing Privilege."


  GENERAL REDEMPTION INFORMATION. The Fund may redeem any shareholder account with a net asset value on the date of the notice of redemption less than the minimum initial investment as specified in this Prospectus. At least 60 days advance written notice of any such involuntary redemption will be given and the shareholder will be given an opportunity to purchase the required value of additional shares at the next determined net asset value per share without sales charge. Any involuntary redemption may only occur if the shareholder account is less than the minimum initial investment due to shareholder redemptions.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS
--------------------------------------------------------------------------------

  The Fund has adopted a distribution plan (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. The Fund has also adopted a service plan (the "Service Plan"). The Distribution Plan and the Service Plan provide that the Fund may spend a portion of the Fund's average daily net assets in connection with the distribution of shares and in connection with the provision of ongoing services to shareholders. The Distribution Plan and the Service Plan are being implemented through an agreement with the Distributor and sub-agreements between the Distributor and brokers, dealers or financial intermediaries (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance.


  The Fund may spend an aggregate amount of up to 0.25% per year of its average daily net assets pursuant to the Distribution Plan and the Service Plan. From such amount, the Fund may spend up to the full 0.25% per year of its average daily net assets pursuant to the Service Plan in connection with the ongoing provision of services to holders of the Fund's shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of shareholder accounts. The Fund pays the Distributor the lesser of the balance, if any, of the 0.25% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expense.


  Accounts payable to the Distributor under the Distribution Plan in a given year may not fully reimburse the Distributor for its actual distribution-related expenses during such year. In such event, there is no carryover of such reimbursement obligations to succeeding years.

  Various federal and state laws prohibit national banks and some state-chartered commercial banks from underwriting or dealing in the Fund's shares. In addition, state securities laws on this issue may differ from the interpretations of federal law, and banks and financial institutions may be required to register as dealers pursuant to state law. In the unlikely event that a court were to find that these laws prevent such banks from providing such services described above, the Fund would seek alternative providers and expects that shareholders would not experience any disadvantage.
--------------------------------------------------------------------------------
DISTRIBUTIONS FROM THE FUND
--------------------------------------------------------------------------------

  The Fund's present policy, which may be changed at any time by the Board of Trustees, is to declare and pay dividends from net investment income on a daily basis. Investments will begin earning dividends on the day federal funds are received by the Fund prior to 12:00 p.m. Eastern time. Any investments for which federal funds are received after 12:00 p.m. Eastern time will begin receiving dividends on the next business day. Dividends are automatically reinvested in additional shares of the Fund and credited to the investors' accounts daily.

  If investors request, they may redeem dividends paid on their shares on a monthly basis. Investors may make such a request by checking the appropriate box on the account application.

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------

  The net asset value per share for the Fund is determined by calculating the total value of the Fund's assets, deducting its total liabilities, and dividing the result by the number of its shares outstanding. The net asset value per share will normally remain fixed at $1.00 per share except in extraordinary circumstances. The net asset value of the Fund is computed twice daily as of 12:00 p.m. and 4:00 p.m. Eastern time, Monday through Friday, except on customary business holidays, or except on any day on which no purchase or redemption orders are received, or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected. The Fund reserves the right to calculate the net asset value more or less frequently than daily if deemed desirable.


  The Fund values its portfolio on the basis of amortized cost, which means that securities are valued at their acquisition cost to reflect a constant amortization rate to maturity of any premium or discount, rather than at current market value. Calculations are made to compare the amortized cost valuation of the portfolio with current market values. Money market valuations are obtained by using market quotations provided by market makers, estimates of market values, or values obtained from published yield data of money market instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Fund's $1.00 per share net asset value, or if there were any other deviation which the Trustees believe would result in a material dilution to investors or purchasers, the Trustees would promptly consider what action, if any, should be initiated. Other assets are valued at fair value as determined in good faith by the Trustees of the Fund. The method of calculating yield is described in the Statement of Additional Information. There can be no assurance that the Fund will be able to maintain a net asset value of $1.00 per share.

--------------------------------------------------------------------------------
TAX STATUS
--------------------------------------------------------------------------------


  The Fund has elected and qualified, and intends to continue to qualify each year, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, the Fund must comply with certain requirements of the Code relating to, among other things, the sources of its income and the diversification of its assets. If the Fund so qualifies and distributes at least 90% of its net investment income (including tax-exempt interest and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss) in each year, it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to its shareholders.



  In order to avoid a 4% excise tax the Fund will be required to distribute by December 31st of each year, at least an amount equal to the sum of (i) 98% of its ordinary income (not including tax-exempt income) for such year and (ii) 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31st of such year), together with any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund will be treated as having been distributed.


  If the Fund qualifies as a regulated investment company and satisfies the 90% distribution requirement, and if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's total assets consists of obligations the interest on which is exempt from federal income tax ("tax-exempt obligations"), the Fund will be qualified to pay exempt-interest dividends to its shareholders to the extent of its tax-exempt interest income (less expenses properly applicable thereto). The Fund will designate exempt-interest dividends in a written notice mailed to shareholders not later than 60 days after the close of its taxable year. Exempt-interest dividends are excludable from a shareholder's income for federal income tax purposes, but may be taxable distributions for state, local and other tax purposes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's social security and railroad retirement benefits will be includable in gross income subject to federal income tax. Interest expense with respect to indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible to the extent that such interest relates to exempt-interest dividends received from the Fund.

  Distributions of the Fund's investment company taxable income (which does not include tax-exempt interest income) are taxable to shareholders as ordinary income, whether received in shares or in cash. Shareholders who receive distributions in the form of additional shares will have a basis for federal income tax purposes in each such share equal to the value thereof on the reinvestment date. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming such shares are held as a capital asset). See the discussion below for a summary of the tax rates applicable to capital gains. The Fund will inform shareholders of the source and tax status of such distributions promptly after the close of each taxable year. Distributions from the Fund will not be eligible for the dividends received deduction for corporations.

  Exempt-interest dividends allocable to interest received by the Fund on certain "private activity" obligations issued after August 7, 1986 will be treated as interest on such obligations and thus will give rise to an item of tax preference that will increase a shareholder's alternative minimum taxable income. In addition, for corporations, alternative minimum taxable income will be increased by a percentage of the amount by which a measure of income that includes interest on tax-exempt obligations exceeds the amount otherwise determined to be the alternative minimum taxable income. Accordingly, investment in the Fund may cause shareholders to be subject to (or result in an increased liability under) the alternative minimum tax.

  Exempt-interest dividends will not be tax-exempt to the extent made to any shareholder who is a "substantial user" of the facilities financed by tax-exempt obligations held by the Fund, or to certain "related persons" of such substantial users.


  Redemption or sale of shares of the Fund will be a taxable transaction for federal income tax purposes. Redeeming shareholders will recognize gain or loss in an amount equal to the difference between their basis in such redeemed or sold shares of the Fund and the amount received. The gain or loss will be a capital gain or loss if the shares are held as a capital asset. See the discussion below for a summary of the tax rates applicable to capital gains. Any loss realized on a taxable disposition of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received with respect to such shares.



  The maximum tax rate applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income rate for capital assets held for one year or less or (ii) 20% for capital assets held for more than one year. A special 28% tax rate may apply to a portion of the capital gain dividends paid by the Fund with respect to its taxable year ended June 30, 1998.



  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in January of the following year, will be treated as having been distributed by the Fund (and received by the shareholders) on the December 31st of the year in which the dividend was declared. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distribution is actually made.



  The Fund is required, in certain circumstances, to withhold 31% of dividends and certain other payments, including redemptions, paid to shareholders who do not furnish to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) or who are otherwise subject to backup withholding. Foreign shareholders, including shareholders who are non-resident aliens, may be subject to United States withholding tax on certain distributions (whether received in cash or in shares) at a rate of 30% on such lower rate as prescribed by an applicable treaty.


  The federal income tax discussion set forth above is for general information only. Prospective shareholders should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares, as well as the effects of state, local and foreign tax laws and any proposed tax law changes.

--------------------------------------------------------------------------------
DESCRIPTION OF SHARES OF THE FUND
--------------------------------------------------------------------------------


  The Fund was originally organized as a Massachusetts business trust on June 16, 1986 and was reorganized as a Delaware business trust as of July 31, 1995. On July 14, 1998, the Trust adopted its current name. The Fund is registered under the 1940 Act as an open-end, diversified management investment company. The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares in an unlimited number of classes or series. The authorized capitalization of the Fund consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. Each share represents an equal proportionate interest in the assets of the Fund.

  Shares of the Fund entitle their holders to one vote per share. The Fund does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Fund will assist such holders in communicating with other shareholders of the Fund to the extent required by the 1940 Act. More detailed information concerning the Fund is set forth in the Statement of Additional Information.


  The Trust's Declaration of Trust provides that no Trustee, officer or shareholder of the Fund shall be held to any personal liability, nor shall resort be had to his or her private property for the satisfaction of any obligation or liability of the Fund but the assets of the Fund only shall be liable.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

  This prospectus and the Statement of Additional Information do not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.


  The fiscal year end of the Fund is June 30. The Fund sends to its shareholders at least semi-annually reports showing the Fund's portfolio and other information. An Annual Report, containing financial statements audited by the Fund's independent accountants, is sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions.

EXISTING SHAREHOLDERS--
FOR INFORMATION ON YOUR
EXISTING ACCOUNT PLEASE CALL
THE FUND'S TOLL-FREE
NUMBER--(800) 341-2911.

PROSPECTIVE INVESTORS--CALL

YOUR BROKER OR (800) 341-2911.


DEALERS--FOR DEALER
INFORMATION, SELLING
AGREEMENTS, WIRE ORDERS,
OR REDEMPTIONS CALL THE
DISTRIBUTOR'S TOLL-FREE
NUMBER--(800) 421-5666.

FOR SHAREHOLDER AND
DEALER INQUIRIES THROUGH
TELECOMMUNICATIONS
DEVICE FOR THE DEAF (TDD)
DIAL 1-800-421-2833.

FOR AUTOMATED TELEPHONE
SERVICES DIAL (800) 847-2424.

VAN KAMPEN TAX FREE

  MONEY FUND
One Parkview Plaza
Oakbrook Terrace, IL 60181

Investment Adviser


VAN KAMPEN INVESTMENT

  ADVISORY CORP.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Distributor


VAN KAMPEN FUNDS INC.

One Parkview Plaza
Oakbrook Terrace, IL 60181

Transfer Agent


VAN KAMPEN INVESTOR


  SERVICES INC.

P.O. Box 418256
Kansas City, MO 64141-9256

Attn: Van Kampen Tax Free

     Money Fund

Custodian

STATE STREET BANK AND
  TRUST COMPANY
225 West Franklin Street, P.O. Box 1912
Boston, MA 02105

Attn: Van Kampen Tax Free

     Money Fund

Legal Counsel

SKADDEN, ARPS, SLATE,
  MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, IL 60606

Independent Accountants

KPMG PEAT MARWICK LLP
Peat Marwick Plaza
303 East Wacker Drive
Chicago, IL 60601

--------------------------------------------------------------------------------

                                    TAX FREE
                                   MONEY FUND

--------------------------------------------------------------------------------

       P       R       O      S      P      E      C      T      U      S
                               SEPTEMBER 30, 1998

                             VAN KAMPEN FUNDS LOGO

                                                                  TFMM PRO  9/98

                      STATEMENT OF ADDITIONAL INFORMATION


                         VAN KAMPEN TAX FREE MONEY FUND



  Van Kampen Tax Free Money Fund (the "Fund") seeks to provide a high level of current income exempt from federal income taxes consistent with the preservation of capital and liquidity through investment in a diversified portfolio of municipal securities that will mature within 12 months of the date of purchase. There is no assurance that the Fund will achieve its investment objective.



  This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for the Fund dated the date hereof (the "Prospectus"). This Statement of Additional Information does not include all the information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge by writing the Fund at Van Kampen Funds Inc., One Parkview Plaza, Oakbrook Terrace, Illinois 60181 or calling the Fund at (800) 341-2911 ((800) 421-2833 for the hearing impaired). This Statement of Additional Information incorporates by reference the entire Prospectus.


  The Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the Securities and Exchange Commission ("SEC"), Washington, D.C. This omitted information may be obtained from the SEC upon payment of the fee prescribed or inspected at the SEC's office at no charge.


                               TABLE OF CONTENTS

The Fund and the Trust......................................  B-2
Investment Policies and Restrictions........................  B-2
Trustees and Officers.......................................  B-4
Legal Counsel...............................................  B-11
Transfer Agency.............................................  B-11
Investment Advisory and Other Services......................  B-12
Custodian and Independent Accountants.......................  B-13
Portfolio Transactions and Brokerage Allocation.............  B-13
Tax Status of the Fund......................................  B-13
The Distributor.............................................  B-13
Distribution and Service Plans..............................  B-14
Yield Information...........................................  B-14
Dividends...................................................  B-15
Appendix....................................................  B-16
Report of Independent Accountants...........................  B-18
Financial Statements........................................  B-19
Notes to Financial Statements...............................  B-25



     THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED SEPTEMBER 30, 1998.

                             THE FUND AND THE TRUST


  Van Kampen Tax Free Money Fund (the "Fund") is an open-end diversified management investment company organized as an unincorporated business trust established under the laws of the State of Delaware by an Agreement and Declaration of Trust ("Declaration of Trust") dated as of May 10, 1995. The Fund was originally organized in 1986 as a Massachusetts business trust under the name Van Kampen Merritt Tax Free Income Fund. The Fund was reorganized under the name Van Kampen American Capital Tax Free Money Fund as a Delaware business trust as of July 31, 1995. On July 14, 1998, the Trust adopted its current name. The Fund can issue an unlimited number of shares of beneficial interest, par value $0.01 per share.



  Van Kampen Investment Advisory Corp. (the "Adviser"), Van Kampen Funds Inc. (the "Distributor") and Van Kampen Investor Services Inc. ("Investor Services") are wholly-owned subsidiaries of Van Kampen Investments Inc. ("Van Kampen"), which is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal office of the Fund, the Adviser, the Distributor and Van Kampen is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.


  The Fund's Declaration of Trust provides that shareholders are not liable for any liabilities of the Fund and requires inclusion of a clause to that effect in every agreement entered into by the Fund and indemnifies shareholders against any such liability. Shares of the Fund entitle their holders to one vote per share. Except as described in the Prospectus, shares do not have cumulative voting rights, preemptive rights or any conversion or exchange rights. The Fund does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Fund will assist such holders in communicating with other shareholders of the Fund to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act").

  The Trustees may amend the Declaration of Trust in any manner without shareholder approval, except that the Trustees may not adopt any amendment adversely affecting the rights of shareholders without approval by a majority of the shares present at a meeting of shareholders (or such higher vote as may be required by the 1940 Act or other applicable law) and except that the Trustees cannot amend the Declaration of Trust to impose any liability on shareholders, make any assessment on shares or impose liabilities on the Trustees without approval from each affected shareholder or Trustee, as the case may be.


  Statements contained in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.


                      INVESTMENT POLICIES AND RESTRICTIONS


  The investment objective of the Fund is to provide a high level of current income exempt from federal income taxes consistent with the preservation of capital and liquidity through investment in a diversified portfolio of municipal securities that will mature within 12 months of the date of purchase. The Fund generally will invest only in the municipal securities denominated in U.S. dollars and all of the Fund's investments must either (i) mature or have been called for redemption within one year of the date purchased or (ii) be subject to repurchase agreements maturing within one year. There can be no assurance that the Fund will achieve its objective. The foregoing is a fundamental policy and cannot be changed without approval of the shareholders of the Fund.


  Fundamental investment restrictions limiting the investments of the Fund provide that the Fund may not:

   1. Purchase any securities (other than obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or if, as a result, the Fund would hold more than 10% of the outstanding voting securities of an issuer except that up to 25% of the Fund's total assets may be invested without regard to such limitations and except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by

      (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   2. Borrow money, except from banks for temporary or emergency purposes or in reverse repurchase transactions as described in the Prospectus and then not in amounts in excess of 10% of its net assets at the time of borrowing. It can mortgage or pledge its assets only in connection with such borrowing and in amounts not in excess of 20% of the value of its net assets at the time of such borrowing. The Fund will not purchase any securities while it has any outstanding borrowings.

   3. Buy any securities "on margin" or sell any securities "short."

   4. Make investments for the purpose of exercising control or management except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time,
      (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   5. Purchase any security which is restricted as to disposition under federal securities laws or by contract or which are not readily marketable, or enter into a repurchase agreement maturing in more than seven days with respect to any security if, as a result, more than 10% of the Fund's total assets would be invested in such securities except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   6. Investment in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

   7. Invest in interests in oil, gas or other mineral exploration or development programs.

   8. Make loans, except that the Fund can purchase and hold those publicly distributed debt securities which it is permitted to buy, and enter into repurchase agreements.

   9. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

  10. Purchase or sell real estate, commodities or commodity contracts.

  The Fund may not change any of these investment restrictions without the approval of the lesser of (i) more than 50% of the Fund's outstanding shares or
(ii) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of such outstanding shares are present in person or by proxy. As long as the percentage restrictions described above are satisfied at the time of the investment or borrowing, the Fund will be considered to have abided by those restrictions even if, at a later time, a change in values or net assets causes an increase or decrease in percentage.


  From time to time, the Fund may adopt more stringent investment restrictions in order to satisfy rules and regulations promulgated by the SEC or to be able to offer its shares to residents in particular states. The Fund may amend or revoke such investment restrictions if the SEC amends or revokes such rules and regulations. It is currently the operating policy of the Fund to limit the purchase of illiquid securities to 10% of its net assets. The Fund may revoke any such commitments at any time so long as it thereafter ceases to offer its shares in the state or states involved or such commitment is no longer required by such state or states.

                             TRUSTEES AND OFFICERS



  The tables below list the trustees and officers of the Fund and executive officers of the Fund's investment adviser and their principal occupations for the last five years and their affiliations, if any, with Van Kampen Investments Inc ("Van Kampen"), Van Kampen Investment Advisory Corp. ("Advisory Corp."), Van Kampen Asset Management Inc. ("Asset Management"), Van Kampen Funds Inc., the distributor of the Fund's shares (the "Distributor"), Van Kampen Management Inc., Van Kampen Advisors Corp., Van Kampen Insurance Agency of Illinois Inc., Van Kampen Insurance Agency of Texas Inc., Van Kampen System Inc., Van Kampen Recordkeeping Services Inc., American Capital Contractual Services, Inc., Van Kampen Trust Company, Van Kampen Exchange Corp. and Van Kampen Investor Services Inc., the Fund's transfer agent ("Investor Services"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers". For purposes hereof, the term "Fund Complex" includes each of the open-end investment companies advised by the Advisers (excluding the Van Kampen American Capital Exchange Fund).



                                    TRUSTEES



                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
J. Miles Branagan.........................  Private investor. Co-founder, and prior to August 1996,
1632 Morning Mountain Road                  Chairman, Chief Executive Officer and President, MDT
Raleigh, NC 27614                           Corporation (now known as Getinge/Castle, Inc., a
Date of Birth: 07/14/32                     subsidiary of Getinge Industrier AB), a company which
                                            develops, manufactures, markets and services medical and
                                            scientific equipment. Trustee/Director of each of the
                                            funds in the Fund Complex.
Richard M. DeMartini*.....................  President and Chief Operating Officer, Individual Asset
Two World Trade Center                      Management Group, a division of Morgan Stanley Dean
66th Floor                                  Witter & Co. Mr. DeMartini is a Director of InterCapital
New York, NY 10048                          Funds, Dean Witter Distributors, Inc. and Dean Witter
Date of Birth: 10/12/52                     Trust Company. Trustee of the TCW/DW Funds. Director of
                                            the National Healthcare Resources, Inc. Formerly Vice
                                            Chairman of the Board of the National Association of
                                            Securities Dealers, Inc. and Chairman of the Board of the
                                            Nasdaq Stock Market, Inc. Trustee/Director of each of the
                                            funds in the Fund Complex.
Linda Hutton Heagy........................  Managing Partner of Heidrick & Stuggles, an executive
Sears Tower                                 search firm. Prior to 1997, Partner, Ray & Berndtson,
233 South Wacker Drive                      Inc., an executive recruiting and management consulting
Suite 7000                                  firm. Formerly, Executive Vice President of ABN AMRO,
Chicago, IL 60606                           N.A., a Dutch bank holding company. Prior to 1992,
Date of Birth: 06/03/48                     Executive Vice President of La Salle National Bank.
                                            Trustee on the University of Chicago Hospitals Board, The
                                            International House Board and the Women's Board of the
                                            University of Chicago. Trustee/Director of each of the
                                            funds in the Fund Complex.
R. Craig Kennedy..........................  President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.                      United States. Formerly, advisor to the Dennis Trading
Washington, D.C. 20036                      Group Inc. Prior to 1992, President and Chief Executive
Date of Birth: 02/29/52                     Officer, Director and Member of the Investment Committee
                                            of the Joyce Foundation, a private foundation.
                                            Trustee/Director of each of the funds in the Fund
                                            Complex.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
Jack E. Nelson............................  President, Nelson Investment Planning Services, Inc., a
423 Country Club Drive                      financial planning company and registered investment
Winter Park, FL 32789                       adviser. President, Nelson Ivest Brokerage Services Inc.,
Date of Birth: 02/13/36                     a member of the National Association of Securities
                                            Dealers, Inc. ("NASD") and Securities Investors
                                            Protection Corp. ("SIPC"). Trustee/Director of each of
                                            the funds in the Fund Complex.
Don G. Powell*............................  Chairman and a Director of Van Kampen. Chairman and a
2800 Post Oak Blvd.                         Director of the Advisers and the Distributor. Chairman
Houston, TX 77056                           and a Director of Investor Services. Director or officer
Date of Birth: 10/19/39                     of certain other subsidiaries of Van Kampen. Chairman of
                                            the Board of Governors and the Executive Committee of the
                                            Investment Company Institute. Prior to July of 1998,
                                            Director and Chairman of VK/AC Holding, Inc. Prior to
                                            November 1996, President, Chief Executive Officer and a
                                            Director of VK/AC Holding, Inc. Trustee/Director of each
                                            of the funds in the Fund Complex and Trustee of other
                                            funds advised by the Advisers or Van Kampen Management
                                            Inc.
Phillip B. Rooney.........................  Vice Chairman and Director of The ServiceMaster Company,
One ServiceMaster Way                       a business and consumer services company. Director of
Downers Grove, IL 60515                     Illinois Tool Works, Inc., a manufacturing company; the
Date of Birth: 07/08/44                     Urban Shopping Centers Inc., a retail mall management
                                            company; and Stone Container Corp., a paper manufacturing
                                            company. Trustee, University of Notre Dame. Formerly,
                                            President and Chief Executive Officer, Waste Management,
                                            Inc., an environmental services company, and prior to
                                            that President and Chief Operating Officer, Waste
                                            Management, Inc. Trustee/Director of each of the funds in
                                            the Fund Complex.

Fernando Sisto............................  Professor Emeritus and, prior to 1995, Dean of the
155 Hickory Lane                            Graduate School, Stevens Institute of Technology.
Closter, NJ 07624                           Director, Dynalysis of Princeton, a firm engaged in
Date of Birth: 08/02/24                     engineering research. Trustee/Director of each of the
                                            funds in the Fund Complex.

Wayne W. Whalen*..........................  Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive                       & Flom (Illinois), legal counsel to the funds in the Fund
Chicago, IL 60606                           Complex, and other open-end and closed-end funds advised
Date of Birth: 08/22/39                     by the Advisers or Van Kampen Management Inc.
                                            Trustee/Director of each of the funds in the Fund
                                            Complex, and Trustee/Managing General Partner of other
                                            open-end and closed-end funds advised by the Advisers or
                                            Van Kampen Management Inc.


---------------

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of the Fund by reason of his firm currently acting as legal counsel to the Fund. Messrs. DeMartini and Powell are interested persons of the Fund and the Advisers by reason of their positions with Morgan Stanley Dean Witter & Co. or its affiliates.

                                    OFFICERS



  Messrs. McDonnell, Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181. The Fund's other officers are located at 2800 Post Oak Blvd., Houston, TX 77056.



      NAME, AGE, POSITIONS AND                            PRINCIPAL OCCUPATIONS
          OFFICES WITH FUND                                DURING PAST 5 YEARS
      ------------------------                            ---------------------
Dennis J. McDonnell..................  Executive Vice President and a Director of Van Kampen.
  Date of Birth: 05/20/42              President, Chief Operating Officer and a Director of the
  President                            Advisers, Van Kampen Advisors Inc., and Van Kampen
                                       Management Inc. Prior to July of 1998, Director and
                                       Executive Vice President of VK/AC Holding, Inc. Prior to
                                       April of 1998, President and a Director of Van Kampen
                                       Merritt Equity Advisors Corp. Prior to April of 1997, Mr.
                                       McDonnell was a Director of Van Kampen Merritt Equity
                                       Holdings Corp. Prior to September of 1996, Mr. McDonnell was
                                       Chief Executive Officer and Director of MCM Group, Inc.,
                                       McCarthy, Crisanti & Maffei, Inc. and Chairman and Director
                                       of MCM Asia Pacific Company, Limited and MCM (Europe)
                                       Limited. Prior to July of 1996, Mr. McDonnell was President,
                                       Chief Operating Officer and Trustee of VSM Inc. and VCJ Inc.
                                       President of each of the funds in the Fund Complex.
                                       President, Chairman of the Board and Trustee/Managing
                                       General Partner of other investment companies advised by the
                                       Advisers or their affiliates.

Peter W. Hegel.......................  Executive Vice President of the Advisers, Van Kampen
  Date of Birth: 06/25/56              Management Inc. and Van Kampen Advisors Inc. Prior to July
  Vice President                       of 1996, Mr. Hegel was a Director of VSM Inc. Prior to
                                       September of 1996, he was a Director of McCarthy, Crisanti &
                                       Maffei, Inc. Vice President of each of the funds in the Fund
                                       Complex and certain other investment companies advised by
                                       the Advisers or their affiliates.

Curtis W. Morell.....................  Senior Vice President of the Advisers, Vice President and
  Date of Birth: 08/04/46              Chief Accounting Officer of each of the funds in the Fund
  Vice President and Chief Accounting  Complex and certain other investment companies advised by
  Officer                              the Advisers or their affiliates.

      NAME, AGE, POSITIONS AND                            PRINCIPAL OCCUPATIONS
          OFFICES WITH FUND                                DURING PAST 5 YEARS
      ------------------------                            ---------------------
Ronald A. Nyberg.....................  Executive Vice President, General Counsel, Secretary and
  Date of Birth: 07/29/53              Director of Van Kampen. Mr. Nyberg is Executive Vice
  Vice President and Secretary         President, General Counsel, Assistant Secretary and a
                                       Director of the Advisers and the Distributor, Van Kampen
                                       Advisors Inc., Van Kampen Management Inc., Van Kampen
                                       Exchange Corp., American Capital Contractual Services, Inc.
                                       and Van Kampen Trust Company. Executive Vice President,
                                       General Counsel and Assistant Secretary of Investor
                                       Services. Director or officer of certain other subsidiaries of Van Kampen. Director of ICI Mutual Insurance Co., a
                                       provider of insurance to members of the Investment Company
                                       Institute. Prior to July of 1998, Director and Executive
                                       Vice President, General Counsel and Secretary of VK/AC
                                       Holding, Inc. Prior to April of 1998, Executive Vice
                                       President, General Counsel and Director of Van Kampen
                                       Merritt Equity Advisors Corp. Prior to April of 1997, he was
                                       Executive Vice President, General Counsel and a Director of
                                       Van Kampen Merritt Equity Holdings Corp. Prior to September
                                       of 1996, he was General Counsel of McCarthy, Crisanti &
                                       Maffei, Inc. Prior to July of 1996, Mr. Nyberg was Executive
                                       Vice President and General Counsel of VSM Inc. and Executive
                                       Vice President and General Counsel of VCJ Inc. Vice
                                       President and Secretary of each of the funds in the Fund
                                       Complex and certain other investment companies advised by
                                       the Advisers or their affiliates.

Paul R. Wolkenberg...................  Executive Vice President and Director of Van Kampen.
  Date of Birth: 11/10/44              Executive Vice President of the AC Adviser and the
  Vice President                       Distributor. President and a Director of Investor Services.
                                       President and Chief Operating Officer of Van Kampen
                                       Recordkeeping Services, Inc. Prior to July of 1998, Director
                                       and Executive Vice President of VK/AC Holding, Inc. Vice
                                       President of each of the funds in the Fund Complex and
                                       certain other investment companies advised by the Advisers or their affiliates.

Edward C. Wood III...................  Senior Vice President of the Advisers, Van Kampen and Van
  Date of Birth: 01/11/56              Kampen Management Inc. Senior Vice President and Chief
  Vice President and Chief Financial   Operating Officer of the Distributor. Vice President and
  Officer                              Chief Financial Officer of each of the funds in the Fund
                                       Complex and certain other investment companies advised by
                                       the Advisers or their affiliates.

John L. Sullivan.....................  First Vice President of Van Kampen and the Advisers.
  Date of Birth: 08/20/55              Treasurer of each of the funds in the Fund Complex and
  Treasurer                            certain other investment companies advised by the Advisers or their affiliates.

Tanya M. Loden.......................  Vice President of Van Kampen and the Advisers. Controller of
  Date of Birth: 11/19/59              each of the funds in the Fund Complex and other investment
  Controller                           companies advised by the Advisers or their affiliates.

Nicholas Dalmaso.....................  Associate General Counsel and Assistant Secretary of Van
  Date of Birth: 03/01/65              Kampen. Vice President, Associate General Counsel and
  Assistant Secretary                  Assistant Secretary of the Advisers, the Distributor, Van
                                       Kampen Advisors Inc. and Van Kampen Management Inc.
                                       Assistant Secretary of each of the funds in the Fund Complex and other investment companies advised by the Advisers or
                                       their affiliates.

      NAME, AGE, POSITIONS AND                            PRINCIPAL OCCUPATIONS
          OFFICES WITH FUND                                DURING PAST 5 YEARS
      ------------------------                            ---------------------
Huey P. Falgout, Jr..................  Vice President, Assistant Secretary and Senior Attorney of
  Date of Birth: 11/15/63              Van Kampen. Vice President, Assistant Secretary and Senior
  Assistant Secretary                  Attorney of the Advisers, the Distributor, Investor
                                       Services, Van Kampen Management Inc., American Capital
                                       Contractual Services, Inc., Van Kampen Exchange Corp. and
                                       Van Kampen Advisors Inc. Assistant Secretary of each of the funds in the Fund Complex and other investment companies
                                       advised by the Advisers or their affiliates.

Scott E. Martin......................  Senior Vice President, Deputy General Counsel and Assistant
  Date of Birth: 08/20/56              Secretary of Van Kampen. Senior Vice President, Deputy
  Assistant Secretary                  General Counsel and Secretary of the Advisers, the
                                       Distributor, Investor Services, American Capital Contractual
                                       Services, Inc., Van Kampen Management Inc., Van Kampen
                                       Exchange Corp., Van Kampen Advisors Inc., Van Kampen
                                       Insurance Agency of Illinois Inc., Van Kampen System Inc.
                                       and Van Kampen Recordkeeping Services Inc. Prior to July of
                                       1998, Senior Vice President, Deputy General Counsel and
                                       Assistant Secretary of VK/AC Holding, Inc. Prior to April of
                                       1998, Van Kampen Merritt Equity Advisors Corp. Prior to
                                       April of 1997, Senior Vice President, Deputy General Counsel
                                       and Secretary of Van Kampen American Capital Services, Inc.
                                       and Van Kampen Merritt Holdings Corp. Prior to September of
                                       1996, Mr. Martin was Deputy General Counsel and Secretary of
                                       McCarthy, Crisanti & Maffei, Inc., and prior to July of
                                       1996, he was Senior Vice President, Deputy General Counsel
                                       and Secretary of VSM Inc. and VCJ Inc. Assistant Secretary
                                       of each of the funds in the Fund Complex and other
                                       investment companies advised by the Advisers or their
                                       affiliates.

Weston B. Wetherell..................  Vice President, Associate General Counsel and Assistant
  Date of Birth: 06/15/56              Secretary of Van Kampen, the Advisers, the Distributor, Van
  Assistant Secretary                  Kampen Management Inc. and Van Kampen Advisors Inc. Prior to
                                       September of 1996, Mr. Wetherell was Assistant Secretary of
                                       McCarthy, Crisanti & Maffei, Inc. Assistant Secretary of
                                       each of the funds in the Fund Complex and other investment companies advised by the Advisers or their affiliates.

Steven M. Hill.......................  Vice President of Van Kampen and the Advisers. Assistant
  Date of Birth: 10/16/64              Treasurer of each of the funds in the Fund Complex and other
  Assistant Treasurer                  investment companies advised by the Advisers or their
                                       affiliates.

Michael Robert Sullivan..............  Assistant Vice President of the Advisers. Assistant
  Date of Birth: 03/30/33              Controller of each of the funds in the Fund Complex and
  Assistant Controller                 other investment companies advised by the Advisers or their affiliates.



  Each trustee/director holds the same position with each of the funds in the Fund Complex. As of the date of this Statement of Additional Information, there are 64 operating funds in the Fund Complex. For purposes of the following compensation and benefits discussion, the Fund Complex is divided into the following three groups: the funds advised by Asset Management (the "AC Funds"), the funds advised by Advisory Corp. excluding funds organized as series of the Van Kampen Series Fund, Inc. (the "VK Funds") and the funds advised by Advisory Corp. organized as series of the Van Kampen Series Fund, Inc. (the "MS Funds"). Each trustee/director who is not an affiliated person of the Advisers, the Distributor, Van Kampen or Morgan Stanley Dean Witter & Co. (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex (except the money market series of the MS Funds) provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees/directors to defer receipt of their compensation and earn a return on such deferred amounts. Deferring compensation has the economic effect as if the Non-Affiliated Trustee reinvested his or her compensation into the funds. Each fund in the Fund Complex (except the money market series of the MS Funds) provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.



  The trustees recently reviewed and adopted a standardized compensation and benefits program for each fund in the Fund Complex. Effective January 1, 1998, the compensation of each Non-Affiliated Trustee includes an annual retainer in an amount equal to $50,000 per calendar year, due in four quarterly installments on the first business day of each quarter. Payment of the annual retainer is allocated among the funds in the Fund Complex (except the money market series of the MS Funds) on the basis of the relative net assets of each fund as of the last business day of the preceding calendar quarter. Effective January 1, 1998, the compensation of each Non-Affiliated Trustee includes a per meeting fee from each fund in the Fund Complex (except the money market series of the MS Funds) in the amount of $200 per quarterly or special meeting attended by the Non-Affiliated Trustee, due on the date of the meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



  For each AC Fund's last fiscal year and the period up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from the AC Funds includes an annual retainer in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Payment of the annual retainer and the regular meeting fee is allocated among the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund which is the subject of a special meeting of the trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



  For each VK Fund's last fiscal year and the period up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from each VK Fund includes an annual retainer in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



  For the period from July 2, 1997 up to and including December 31, 1997, the compensation of each Non-Affiliated Trustee from the MS Funds was based generally on the compensation amounts and methodology used by such funds prior to their joining the current Fund Complex on July 2, 1997. Each trustee/director was elected as a director of the MS Funds on July 2, 1997. Prior to July 2, 1997, the MS Funds were part of another fund complex (the "Prior Complex") and the former directors of the MS Funds were paid an aggregate fee allocated among the funds in the Prior Complex that resulted in individual directors receiving total compensation between approximately $8,000 to $10,000 from the MS Funds during such funds' last fiscal year.



  Under the deferred compensation plan, each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund.



  Under the retirement plan, a Non-Affiliated Trustee who is receiving compensation from such Fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such retirement from such Fund. Non-Affiliated Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from such Fund. Each trustee/director has served as a member of the Board of Trustees of the Fund since he or she was first appointed or elected in the year set forth below. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year.



  Additional information regarding compensation and benefits for trustees is set forth below for the periods described in the notes accompanying the table.



                               COMPENSATION TABLE



                                                                                           FUND COMPLEX
                                                                    ----------------------------------------------------------
                                                                         AGGREGATE            AGGREGATE             TOTAL
                         YEAR FIRST                                     PENSION OR        ESTIMATED MAXIMUM     COMPENSATION
                        APPOINTED OR      AGGREGATE COMPENSATION    RETIREMENT BENEFITS    ANNUAL BENEFITS     BEFORE DEFERRAL
                       ELECTED TO THE    BEFORE DEFERRAL FROM THE   ACCRUED AS PART OF    FROM THE FUND UPON      FROM FUND
       NAME(1)              BOARD                FUND(2)                EXPENSES(3)         RETIREMENT(4)        COMPLEX(5)
       -------         --------------    ------------------------   -------------------   ------------------   ---------------
J. Miles Branagan*          1995                  $2,376                  $30,328              $60,000            $111,197
Linda Hutton Heagy*         1995                   2,176                    3,141               60,000             111,197
R. Craig Kennedy*           1993                   2,376                    2,229               60,000             111,197
Jack E. Nelson*             1988                   2,376                   15,820               60,000             104,322
Jerome L. Robinson          1988                       0                   32,020               15,750             107,947
Phillip B. Rooney*          1997                   2,376                        0               60,000              74,697
Dr. Fernando Sisto*         1995                   2,376                   60,208               60,000             111,197
Wayne W. Whalen*            1988                   2,376                   10,788               60,000             111,197


---------------

*  Currently a member of the Board of Trustees.



(1) Persons not designated by an asterisk are not currently members of the Board of Trustees, but were members of the Board of Trustees during the Fund's most recently completed fiscal year. Mr. Robinson retired from the Board of Trustees on December 31, 1997. Trustees not eligible for compensation are not included in the compensation table.



(2) The amounts shown in this column represent the Aggregate Compensation before Deferral with respect to the Fund's fiscal year ended June 30, 1998. The following trustees deferred compensation from the Fund during the fiscal year ended June 30, 1998: Mr. Branagan, $2,126; Ms. Heagy, $1,926; Mr. Kennedy, $1,063; Mr. Nelson, $2,126; Mr. Rooney, $2,126; Dr. Sisto, $1,663;
    and Mr. Whalen, $2,126. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to either the return on the common shares of the Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, each Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The cumulative deferred compensation (including interest) accrued with respect to each trustee, including former trustees, from the Fund as of June 30, 1998 is as follows:
    Mr. Branagan, $5,655; Mr. Gaughan, $2,653; Ms. Heagy, $7,805; Mr. Kennedy, $13,338; Mr. Miller, $10,410; Mr. Nelson, $18,391; Mr. Rooney, $2,444; Dr.
    Sisto, $2,089; and Mr. Whalen, $15,518. The deferred compensation plan is described above the Compensation Table.

(3) The amounts shown in this column represent the sum of the retirement benefits expected to be accrued by the operating investment companies in the Fund Complex for each of the current trustees for the Funds' respective fiscal years ended in 1997. The retirement plan is described above the Compensation Table.



(4) For Mr. Robinson, this is the sum of the actual annual benefits payable by the operating investment companies in the Fund Complex as of the date of his retirement for each year of the 10-year period since his retirement. For the remaining trustees, this is the sum of the estimated maximum annual benefits payable by the operating investment companies in the Fund Complex for each year of the 10-year period commencing in the year of such trustee's anticipated retirement. The Retirement Plan is described above the Compensation Table.



(5) The amounts shown in this column represent the aggregate compensation paid by all operating investment companies in the Fund Complex as of December 31, 1997 before deferral by the trustees under the deferred compensation plan. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis. Certain trustees deferred all or a portion of their aggregate compensation from the Fund Complex during the calendar year ended December 31, 1997. The deferred compensation earns a rate of return determined by reference to the return on the shares of the funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those investment companies selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The Advisers and their affiliates also serve as investment adviser for other investment companies; however, with the exception of Mr. Whalen, the Non-Affiliated Trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Advisers and their affiliates, Mr. Whalen received Total Compensation of $268,447 during the calendar year ended December 31, 1997.



  Excluding Mr. Robinson, a former Trustee, as of September 3, 1998, the trustees and officers of the Fund as a group owned less than 1% of the shares of the Fund.



  As of September 3, 1998, no person was known by the Fund to own beneficially or to hold of record as much as 5% of the outstanding Class A Shares, Class B Shares or Class C Shares of the Fund, except as follows:



                                                             AMOUNT OF
                                                           OWNERSHIP AT       PERCENTAGE
             NAME AND ADDRESS OF HOLDER                  SEPTEMBER 3, 1998    OWNERSHIP
             --------------------------                  -----------------    ----------
Jerome L. Robinson...................................        4,812,555          13.39%
  145 Kent Road
  Tenafly, NJ 07670-2305
Richard H. Baxter....................................        3,004,578           8.36%
  Baxter Capital Investors LP
  812 Goshen Road Apt. A-6
  West Chester, PA 19380-4353


                                 LEGAL COUNSEL

  Counsel to the Fund is Skadden, Arps, Slate, Meagher & Flom (Illinois).

                                TRANSFER AGENCY


  During the fiscal periods ended June 30, 1998, 1997 and 1996, Investor Services, shareholder service agent and dividend disbursing agent for the Fund, received fees aggregating $45,000, $42,900, and $45,900, respectively, for these services. Beginning in 1998, the transfer agency prices are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks. Prior to 1998, the transfer agency prices were determined on a cost plus profit basis.

                     INVESTMENT ADVISORY AND OTHER SERVICES


  Van Kampen Investment Advisory Corp. (the "Adviser") is the Fund's investment adviser. The Adviser's principal office is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  The Adviser is a wholly-owned subsidiary of Van Kampen Investments Inc. which is an indirect wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.


  The investment advisory agreement provides that the Adviser will supply investment research and portfolio management, including the selection of securities for the Fund to purchase, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. The Adviser also administers the business affairs of the Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as trustees and officers of the Fund if duly elected to such positions.

  The Adviser's activities are subject to the review and supervision of the Trustees, to whom the Adviser renders periodic reports of the Fund's investment activities.

  The agreement remains in effect from year to year if specifically approved by the Trustees or the Fund shareholders, as the case may be, and by the disinterested Trustees in compliance with the requirements of the 1940 Act. The agreement may be terminated without penalty upon 60 days written notice by either party and will automatically terminate in the event of assignment.


  The Adviser has undertaken to reimburse the Fund for annual expenses which exceed the most stringent limit prescribed by any state in which the Fund's shares are offered for sale. In addition to making any required reimbursements, the Adviser may in its discretion, but is not obligated to, waive all or any portion of its fee or assume all or any portion of the expenses of the Fund.



  For the years ended June 30, 1998, 1997 and 1996, the Fund recognized advisory expenses of $0, $0 and $0, respectively.


OTHER AGREEMENTS

  ACCOUNTING SERVICES AGREEMENT. The Fund has entered into an accounting services agreement pursuant to which the Adviser provides accounting services supplementary to those provided by the Custodian. Such services are expected to enable the Fund to more closely monitor and maintain its accounts and records. The Fund shares together with the other funds advised by the Adviser or its affiliates and distributed by the Distributor in the cost of providing such services, with 25% of such costs shared proportionately based on the number of outstanding classes of securities per fund and with the remaining 75% of such cost based proportionally on their respective net assets per fund.


  For the years ended June 30, 1998, 1997 and 1996, the Fund recognized expenses of approximately $20,200, $1,800 and $0, respectively, representing the Adviser's cost of providing accounting services.



  LEGAL SERVICES AGREEMENT. The Fund and other funds advised by the Adviser and distributed by the Distributor have entered into Legal Services Agreements pursuant to which Van Kampen provides legal services, including without limitation: accurate maintenance of the funds' minute books and records, preparation and oversight of the funds' regulatory reports, and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the Fund for such services is made on a cost basis for the salary and salary related benefits, including but not limited to bonuses, group insurances and other regular wages for the employment of personnel, as well as overhead and the expenses related to the office space and the equipment necessary to render the legal services. Other funds distributed by the Distributor also receive legal services from Van Kampen. Of the total costs for legal services provided to funds distributed by the Distributor, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records.



  For the years ended June 30, 1998, 1997 and 1996, the Fund recognized expenses of approximately $7,200, $8,100 and $8,200, respectively, representing Van Kampen's cost of providing legal services.

                     CUSTODIAN AND INDEPENDENT ACCOUNTANTS

  State Street Bank and Trust Company, 225 West Franklin Street, P.O. Box 1713, Boston, MA 02105-1713, is the custodian of the Fund and has custody of all securities and cash of the Fund. The custodian, among other things, attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.

  The independent accountants for the Fund are KPMG Peat Marwick LLP, Chicago, Illinois. The selection of independent accountants will be subject to ratification by the shareholders of the Fund at any annual meeting of shareholders.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

  The Adviser is responsible for decisions to buy and sell securities for the Fund and broker-dealer selection. The primary consideration in effecting a securities transaction will be execution at the most favorable securities price. A substantial majority of the Fund's portfolio transactions may be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Fund. Such principal transactions may, however, result in a profit to the market makers. In certain instances the Adviser may make purchases of underwritten issues at prices which include underwriting fees. In selecting a broker-dealer to execute each particular transaction, the Adviser will take the following into consideration: the best securities price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Trustees of the Fund may determine, the Adviser may cause the Fund to pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the Fund. The Adviser may also allocate the orders placed by it on behalf of the Fund to such broker-dealers who provide research or statistical material, or other services to the Fund or the Adviser. Such allocation shall be in such amounts and proportions as the Adviser shall determine, and the Adviser will report on said allocations regularly to the Trustees, indicating the brokers to whom such allocations have been made and the basis therefor.

  While the Adviser will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees of the Fund.

                             TAX STATUS OF THE FUND


  The Fund has elected and qualified, and intends to continue to qualify each year, to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund complies with certain requirements of the Code relating to, among other things, the source of its income and the diversification of its assets, the Fund will not be subject to federal income tax on any income distributed to shareholders. The Fund will be subject to tax if, among other things, it fails to distribute net capital gains, or if its annual distributions, as a percentage of its income, are less than the distributions required by tax laws.


                                THE DISTRIBUTOR


  The Distributor offers one of the industry's broadest lines of investments -- encompassing mutual funds, closed-end funds and unit investment trusts -- assets which have been entrusted to Van Kampen in more than 2 million investor accounts. Van Kampen has one of the largest research teams (outside of the rating agencies) in the country.

                         DISTRIBUTION AND SERVICE PLANS

  The Fund has adopted a distribution plan (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan"). The Distribution Plan and the Service Plan sometimes are referred to herein as the "Plans." The Plans provide that the Fund may spend a portion of the Fund's average daily net assets in connection with the distribution of shares and in connection with the provision of ongoing services to shareholders. The Plans are being implemented through an agreement (the "Distribution and Service Agreement") with the Distributor and sub-agreements between the Distributor and members of the NASD who are acting as securities dealers and NASD members or eligible non-members who are acting as brokers or agents for investors (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. Brokers, dealers and financial intermediaries that have entered into sub-agreements with the Distributor and sell shares of the Fund are referred to herein as "financial intermediaries."

  The Distributor must submit quarterly reports to the Board of Trustees of the Fund setting forth all amounts paid under the Distribution Plan and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Trustees. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Trustees, and also by a vote of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plans. Each of the Plans may not be amended to increase materially the amount to be spent for the services described therein without approval by a vote of a majority of the outstanding voting shares and all material amendments to either of the Plans must be approved by the Trustees and also by the disinterested Trustees. Each of the Plans may be terminated at any time by a vote of a majority of the disinterested Trustees or by a vote of a majority of the outstanding voting shares.


  For the years ended June 30, 1998, 1997 and 1996, the Fund has recognized expenses under the Plans of $79,308, $87,203 and $88,120, respectively, of which $78,583, $87,019 and $70,558, respectively, representing payments to financial intermediaries under the Selling Agreements. For the years ended June 30, 1998, 1997 and 1996, the Fund has reimbursed the Distributor for $0, $0 and $0, respectively, for advertising expenses, and $0, $0 and $0, respectively, for compensation of the Distributor's sales personnel.


                               YIELD INFORMATION

  There are two methods by which the Fund's yield for a specified period of time is calculated. Normally a seven day period will be used in determining yields in published or mailed advertisements.

  The first method, which results in an amount referred to as the "current yield," assumes an account containing exactly one share at the beginning of the period. (The net asset value of this share will be $1.00 except under extraordinary circumstances.) The net change in the value of the account during the period is then determined by subtracting this beginning value from the value of the account at the end of the period; however, capital changes and unrealized appreciation or depreciation of the Fund's portfolio are excluded from this calculation. This net change in the account value is then divided by the value of the account at the beginning of the period (i.e., normally $1.00 as discussed above) and the resulting figure (referred to as the "base period return") is then annualized by multiplying it by 365 and dividing by the seven days of the period; the result is the "current yield," usually expressed to the nearest one-hundredth of one percent.

  The second method results in an amount referred to as the "compounded effective yield." This represents an annualization of the current yield with dividends reinvested daily. This compounded effective yield, calculated again for a seven day period, would be computed by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result.

  In addition to using the yields in advertisements or information furnished to present or prospective stockholders, the Fund also may quote rankings, yields or returns as published by recognized statistical services or publishers, such as Lipper Analytical Services, Inc. or nationally recognized financial publications.

  Yield information may be useful to investors in reviewing the performance of the Fund. However, a number of factors should be taken into account before using yield information as a basis for comparison with alternative investments. An investment in the Fund is not insured and its yields are not guaranteed. They normally will fluctuate on a daily basis. Accordingly they cannot be compared to yields on those savings accounts or other investment alternatives which provide a guaranteed fixed yield for a stated period of time and which may be insured by a government agency. The yields for any given past period are not an indication or representation by the Fund of future yields or rates of return on a Fund's shares. Previously, the Adviser has waived a portion of its management fee and the Adviser may in its discretion elect to discontinue waiving all or any portion of its fee and assuming all or any portion of the expenses of the Fund. In the event that the Adviser elects to discontinue waiving its fee and assuming the expenses of the Fund, the Fund's yield will be less than it otherwise would have been. In comparing the yields of one money market fund to another, consideration should be given to each fund's investment policy, portfolio quality, portfolio maturity, type of instruments held and operating expenses.

                                   DIVIDENDS

  On each day, including a Saturday, Sunday or other holiday, a dividend of all of the Fund's net income since the last declaration is declared. The Fund's net income for dividend purposes consists of all interest income accrued on the Fund's portfolio, less the Fund's expenses.

  Under the procedures which the Fund's Board of Trustees have adopted relating to amortized cost valuation, the calculation of the Fund's daily dividends will change from that indicated above in certain circumstances. If on any date the deviation between net asset value determined on an amortized cost basis and that determined using market quotations is 0.5% or more, the amount of such deviation will be added to or subtracted from the daily dividend to the extent necessary to reduce such deviation to within 0.5%.

                                    APPENDIX

                           STANDARD & POOR'S RATINGS
TAX-EXEMPT NOTES

  A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes maturing beyond 3 years will most likely receive a long-term debt rating. Notes maturing in 3 years or less will likely receive a note rating. The following criteria will be used in making that assessment:

  -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it is to be treated as a note).

  -- Source of payment (the more the issue depends on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

  SP-1. Strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation.

  SP-2. Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

TAX-EXEMPT COMMERCIAL PAPER

  A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

  A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

  A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

TAX-EXEMPT VARIABLE RATE DEMAND OBLIGATIONS

  Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, 'AAA/A-1+'). With short-term demand debt, Standard & Poor's note rating symbols are used with the commercial paper rating symbols (for example, 'SP-1+/A-1+').

                                MOODY'S RATINGS

TAX-EXEMPT SHORT TERM LOAN RATINGS

  Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

  A short-term rating may also be assigned on an issue having a demand feature--variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR.

  Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

  The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

  Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

                                  MIG 1/VMIG 1

  This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

                                  MIG 2/VMIG 2

  This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

  Issues or the features associated with MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

TAX-EXEMPT COMMERCIAL PAPER

  Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

        - Leading market positions in well-established industries.

        - High rates of return on funds employed.

        - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

        - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

        - Well-established access to a range of financial markets and assured sources of alternate liquidity.

          Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders of

Van Kampen Tax Free Money Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen Tax Free Money Fund (the "Fund"), including the portfolio of investments, as of June 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Tax Free Money Fund as of June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP
Chicago, Illinois
August 3, 1998

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 1998
--------------------------------------------------------------------------------

                                                                   Discount
 Par                                                               Yield on
Amount                                                   Maturity  Date of     Amortized
(000)                     Description                      Date    Purchase      Cost
-----------------------------------------------------------------------------------------
         MUNICIPAL BONDS
         DATES  32.2%
$1,200   Brazos River Auth TX Utils Elec Co Proj Ser
         1996 B (AMBAC Insd)...........................  07/01/98     3.900%  $ 1,200,000
 1,500   Chicago, IL O'Hare Intl Arpt Spl Fac Rev
         American Airls Ser 1983 D (LOC: Royal Bank of
         Canada).......................................  07/01/98     4.000     1,500,000
 1,400   Delaware Cnty, PA Indl Dev Auth Arpt Fac Rev
         (Gtd: United Parcel Service)..................  07/01/98     3.900     1,400,000
 1,500   Jackson Cnty, MS Port Fac Rev Chevron Inc Proj
         Rfdg..........................................  07/01/98     3.800     1,500,000
 1,400   New York City Muni Wtr Fin Auth Wtr Swr Sys
         Ser 1995 A (FGIC Insd)........................  07/01/98     3.800     1,400,000
 1,500   New York City Ser B (FGIC Insd)...............  07/01/98     4.100     1,500,000
 1,500   Perry Cnty, MS Pollutn Ctl Rev Ser 1992 Rfdg
         (LOC: Wachovia Bank)..........................  07/01/98     3.800     1,500,000
   300   Port of Portland, OR Pollutn Ctl Rev (LOC:
         Bank of Nova Scotia)..........................  07/01/98     4.000       300,000
                                                                              -----------
         TOTAL DATES.......................................................    10,300,000
                                                                              -----------
         7 DAY FLOATERS  42.8%
   750   Calhoun Cnty, MI Econ Dev Corp Rev (LOC:
         Comerica Bank)................................  07/02/98     3.550       750,000
 1,400   City of Chillicothe, IA Pollutn Ctl Rev
         Midwest Pwr Sys Ser 1993 A Rfdg (Gtd: Midwest
         Power Systems, Inc.)..........................  07/01/98     3.550     1,400,000
 1,310   City of Sterling Heights, MI Econ Dev Corp Rev
         Rfdg (LOC: First Chicago/NBD Corp)............  07/02/98     3.700     1,310,000
   900   Dade Cnty, FL Fltg Capital Asset Acquisition
         Ser S (LOC: Sanwa Bank Ltd.)..................  07/01/98     3.950       900,000
 1,110   Fort Bend, TX Indl Dev Corp Indl Dev Rev W.W.
         Grainger Proj Rfdg (LOC: The Northern Trust
         Company)......................................  07/01/98     3.600     1,110,000
 1,500   Gibson Cnty, IN Pollutn Ctl Rev Toyota Motor
         Manufacturing Proj (LOC: Bank of Tokyo).......  07/01/98     4.000     1,500,000
 1,000   Illinois Dev Fin Auth Rev Roosevelt Univ Ser
         1995 (LOC: Amer Nat'l Bank & Trust of
         Chicago)......................................  07/01/98     3.550     1,000,000
 1,500   Illinois Hlth Fac Auth Rev Condell Mem Hosp
         (LOC: Bank of Tokyo)..........................  07/01/98     3.450     1,500,000
 1,000   Montgomery Cnty, MD Hsg Oppntys Commission Hsg
         Rev (LOC: Keybank N.A.).......................  07/01/98     3.700     1,000,000
   500   Utah St Brd Regents Student Ln Rev Ser 1993 A
         (Gtd: Student Ln Marketing Assn.).............  07/01/98     3.500       500,000

                                               See Notes to Financial Statements

                                 June 30, 1998
--------------------------------------------------------------------------------

                                                                   Discount
 Par                                                               Yield on
Amount                                                   Maturity  Date of     Amortized
(000)                     Description                      Date    Purchase      Cost
-----------------------------------------------------------------------------------------
         7 DAY FLOATERS (CONTINUED)
$1,225   Virginia Small Business Fin Auth Rev Indl Dev
         Coral Graphic (LOC: Chase Manhattan Bank).....  07/02/98     3.700%  $ 1,225,000
 1,500   Washington St Hsg Fin Comm Multi-Family Mtg
         Rev Rfdg (LOC: Harris Trust & Savings Bank)...  07/07/98     3.400     1,500,000
                                                                              -----------
         TOTAL 7 DAY FLOATERS..............................................    13,695,000
                                                                              -----------
         COMMERCIAL PAPER  4.7%
 1,500   Wayne Cnty, MI Downriver Swr Disp Sys Ser 1994 B
         (LOC: Comerica Bank)..........................  09/19/98     3.550     1,500,000
                                                                              -----------
         BONDS/NOTES  20.2%
 1,000   Albuquerque, NM Hosp Rev Series A (MBIA
         Insd).........................................  08/01/98     5.400     1,001,523
 1,000   Chicago, IL Mandatory Tender Nts Ser 1997
         (LOC: Morgan Guaranty)........................  10/29/98     3.550     1,000,000
 1,010   City of Ashdown, AR Indl Dev Rev Ser 1981
         (Gtd: Allied Signal Corp.)....................  11/01/98     4.050     1,010,000
   500   Cook Cnty, IL Cmnty Consolidated Sch Dist 021
         Wheeling Ctfs Partn (AMBAC Insd)..............  12/01/98     5.050       502,565
 1,000   Greater Texas Student Ln Corp Ser 1996 A Rfdg
         (Gtd: Student Ln Marketing Assn.).............  03/01/99     3.700     1,000,000
   155   Maricopa Cnty, AZ Indl Dev Auth Multi-Family
         Hsg Rev (FSA Insd)............................  01/01/99     3.900       155,000
 1,500   Texas St Tax and Rev Anticipation Nts Ser A...  08/31/98     4.750     1,502,270
   300   Westchester Cnty, NY..........................  11/15/98     4.600       301,106
                                                                              -----------
         TOTAL BONDS/NOTES.................................................     6,472,464
                                                                              -----------
TOTAL INVESTMENTS  99.9% (A)...............................................    31,967,464
OTHER ASSETS IN EXCESS OF LIABILITIES  0.1%................................        37,427
                                                                              -----------
NET ASSETS  100.0%.........................................................   $32,004,891
                                                                              ===========

(a) At June 30, 1998, cost is identical for both book and federal income tax purposes.

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                                 June 30, 1998
--------------------------------------------------------------------------------

ASSETS:
Investments, at Amortized Cost which Approximates Market....  $31,967,464
Cash........................................................       56,861
Receivables:
  Interest..................................................      223,582
  Fund Shares Sold..........................................       35,349
Other.......................................................       24,435
                                                              -----------
      Total Assets..........................................   32,307,691
                                                              -----------
LIABILITIES:
Payables:
  Distributor and Affiliates................................       42,360
  Fund Shares Repurchased...................................       28,692
  Income Distributions......................................       17,797
Trustees' Deferred Compensation and Retirement Plans........      127,457
Accrued Expenses............................................       86,494
                                                              -----------
      Total Liabilities.....................................      302,800
                                                              -----------
NET ASSETS..................................................  $32,004,891
                                                              ===========
NET ASSETS CONSIST OF:
Capital.....................................................  $32,023,224
Accumulated Distributions in Excess of Net Investment
  Income....................................................          (32)
Accumulated Net Realized Loss...............................      (18,301)
                                                              -----------
NET ASSETS (Equivalent to $1.00 per share for 32,026,330
  shares outstanding).......................................  $32,004,891
                                                              ===========

                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

                        For the Year Ended June 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $1,210,661
                                                              ----------
EXPENSES:
Investment Advisory Fee.....................................     162,059
Distribution (12b-1) and Service Fees.......................      81,303
Shareholder Services........................................      64,275
Registration................................................      34,975
Shareholder Reports.........................................      29,200
Audit.......................................................      24,455
Trustees' Fees and Expenses.................................      20,955
Accounting..................................................      20,198
Legal.......................................................       8,149
Custody.....................................................       2,221
Other.......................................................       8,333
                                                              ----------
    Total Expenses..........................................     456,123
    Less Fees Waived and Expenses Reimbursed ($162,059 and
      $23,894, respectively)................................     185,953
                                                              ----------
    Net Expenses............................................     270,170
                                                              ----------
NET INVESTMENT INCOME.......................................  $  940,491
                                                              ==========
NET REALIZED GAIN...........................................  $       60
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $  940,551
                                                              ==========

                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                   For the Years Ended June 30, 1998 and 1997
--------------------------------------------------------------------------------

                                                             Year Ended        Year Ended
                                                            June 30, 1998     June 30, 1997
-------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................      $    940,491    $    978,816
Net Realized Gain........................................                60           3,111
                                                               ------------    ------------
Change in Net Assets from Operations.....................           940,551         981,927
                                                               ------------    ------------
Distributions from Net Investment Income.................          (940,618)       (978,689)
Distributions in Excess of Net Investment Income.........               (32)              0
                                                               ------------    ------------
Distributions from and in Excess of Net Investment
  Income.................................................          (940,650)       (978,689)
                                                               ------------    ------------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES......               (99)          3,238
                                                               ------------    ------------
FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold................................       112,337,824      94,162,306
Net Asset Value of Shares Issued Through Dividend
  Reinvestment...........................................           940,650         978,689
Cost of Shares Repurchased...............................      (114,337,910)    (97,712,684)
                                                               ------------    ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.......        (1,059,436)     (2,571,689)
                                                               ------------    ------------
TOTAL DECREASE IN NET ASSETS.............................        (1,059,535)     (2,568,451)
NET ASSETS:
Beginning of the Period..................................        33,064,426      35,632,877
                                                               ------------    ------------
End of the Period (Including accumulated undistributed
  net investment income of ($32) and $127,
  respectively)..........................................      $ 32,004,891    $ 33,064,426
                                                               ============    ============

                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                  Year Ended June 30,
                                                       ------------------------------------------
                                                        1998     1997     1996     1995     1994
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.................   $1.00    $1.00    $1.00    $1.00    $1.00
                                                        -----    -----    -----    -----    -----
Net Investment Income................................    .029     .028     .029     .027     .017
Less Distributions from and in Excess of Net
  Investment Income..................................    .029     .028     .029     .027     .017
                                                        -----    -----    -----    -----    -----
Net Asset Value, End of Period.......................   $1.00    $1.00    $1.00    $1.00    $1.00
                                                        =====    =====    =====    =====    =====
Total Return*........................................   2.93%    2.82%    2.93%    2.73%    1.70%
Net Assets at End of Period (In millions)............   $32.0    $33.1    $35.6    $33.2    $37.4
Ratio of Expenses to Average Net Assets*.............    .83%     .85%     .85%     .89%     .81%
Ratio of Net Investment Income to Average Net
  Assets*............................................   2.89%    2.78%    2.89%    2.68%    1.69%
* If certain expenses had not been assumed by Van
  Kampen, total return would have been lower and the
  ratios would have been as follows:
Ratio of Expenses to Average Net Assets..............   1.40%    1.45%    1.53%    1.38%    1.29%
Ratio of Net Investment Income to Average Net
  Assets.............................................   2.32%    2.17%    2.21%    2.20%    1.20%

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                                 June 30, 1998
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Tax Free Money Fund, formerly known as Van Kampen American Capital Tax Free Money Fund, (the "Fund") is organized as a Delaware business trust. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide a high level of current income exempt from federal income taxes consistent with the preservation of capital and liquidity through investment in a broad range of municipal securities that will mature within 12 months of the date of purchase. The Fund commenced investment operations on November 5, 1986.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--Investments are valued at amortized cost, which approximates market. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a straight-line basis to the maturity of the instrument.

B. SECURITY TRANSACTIONS--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Interest income is recorded on an accrual basis.

C. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At June 30, 1998, the Fund had an accumulated capital loss carryforward for tax purposes of $18,301 which will expire between June 30, 1999 and June 30, 2001. Of this amount, $4,541 will expire in 1999. Net realized gains or losses differ for financial reporting and tax purposes primarily as a result of post-October losses which may not be recognized for tax purposes until the first day of the following fiscal year.

                                 June 30, 1998
--------------------------------------------------------------------------------

D. DISTRIBUTION OF INCOME AND GAINS--The Fund declares dividends from net investment income daily and automatically reinvests such dividends daily. Net realized gains, if any, are distributed annually. Shareholders can elect to receive the cash equivalent of their daily dividends at each month end. Due to inherent differences in the recognition of income, expenses and realized gains/losses under generally accepted accounting principles and for federal income tax purposes, permanent book and tax differences related to the expiration of $3,106 of the tax basis capital loss carryforward during 1998 have been reclassified from accumulated net realized loss to capital.

    For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended 1998. The Fund designated 100% of the income distributions as a tax-exempt income distribution.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

                   AVERAGE NET ASSETS                     % PER ANNUM
---------------------------------------------------------------------
First $500 million......................................   .500 of 1%
Next $500 million.......................................   .475 of 1%
Next $500 million.......................................   .425 of 1%
Over $1.5 billion.......................................   .375 of 1%

    For the year ended June 30, 1998, the Fund recognized expenses of approximately $900, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    For the year ended June 30, 1998, the Fund recognized expenses of approximately $27,400 representing Van Kampen Funds Inc's. or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund.

    Van Kampen Investor Services Inc. ("VKIS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended June 30, 1998, the Fund recognized expenses of approximately $45,000. Beginning in 1998, the transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

                                 June 30, 1998
--------------------------------------------------------------------------------

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $.01 per share. At June 30, 1998 and June 30, 1997, capital aggregated $32,023,224 and $33,085,766, respectively. Transactions in shares were as follows:

                                               Year Ended       Year Ended
                                             June 30, 1998     June 30, 1997
----------------------------------------------------------------------------
Beginning Shares..........................        33,085,766      35,657,455
                                                 -----------     -----------
Shares Sold...............................       112,337,824      94,162,306
Shares Issued Through Dividend
  Reinvestment............................           940,650         978,689
Shares Repurchased........................      (114,337,910)    (97,712,684)
                                                 -----------     -----------
Net Change in Shares Outstanding..........        (1,059,436)     (2,571,689)
                                                 -----------     -----------
Ending Shares.............................        32,026,330      33,085,766
                                                 ===========     ===========

4. DISTRIBUTION AND SERVICE PLANS

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts. Annual fees under the Plans of up to .25% of the Fund's average net assets are accrued daily. Included in these fees for the year ended June 30, 1998, are payments retained by Van Kampen of approximately $30,500.

                           PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.
     List all financial statements and exhibits as part of the Registration Statement.

     (A) FINANCIAL STATEMENTS:
        Included in Part A of Registration Statement:
           Financial Highlights

        Included in Part B of Registration Statement:
           Independent Accountants' Report
           Financial Statements
           Notes to Financial Statements

     (B) EXHIBITS:

           (1)(a) Declaration of Trust(14)


               (b) Certificate of Amendment+


           (2)    By-Laws(14)


           (5)    Investment Advisory Agreement(15)



           (6)(a) Distribution and Service Agreement(15)

               (b) Form of Dealer Agreement(12)
               (c) Form of Broker Fully Disclosed Selling Agreement(12)
               (d) Form of Bank Fully Disclosed Selling Agreement(12)


           (8)(a) Custodian Contract(15)


               (b) Transfer Agency and Service Agreement(15)



           (9)(a) Fund Accounting Agreement(15)


               (b) Amended and Restated Legal Services Agreement(15)


          (10) Opinion and Consent of Skadden, Arps, Slate Meagher & Flom (Illinois)(12)


          (11)    Opinion and Consent of KPMG Peat Marwick LLP+

          (13)    Letter of Understanding relating to initial capital(14)

          (15)(a) Plan of Distribution Pursuant to Rule 12b-1(14)
               (b) Form of Shareholder Assistance Agreement(14)
               (c) Form of Administrative Services Agreement(14)
               (d) Service Plan(14)

          (16)    Computation of Performance Quotations+

          (17)(a) List of certain investment companies in response to Item
29(a)+

               (b) List of officers and directors of Van Kampen Funds Inc. in response to Item 29(b)+



          (18)    Amended Multi-Class Plan(15)

          (24)    Power of Attorney+

          (27)    Financial Data Schedule+
---------------
(12) Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A, file number 33-6745, filed August 3, 1995.
(14) Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A, file number 33-6745, filed October 28, 1996.

(15) Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A, file number 33-6745, filed October 27, 1997.

   + Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     See the Statement of Additional Information.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


       As of September 3, 1998:



                    (1)                         (2)
                                             NUMBER OF
                                              RECORD
              TITLE OF CLASS                  HOLDERS
              --------------                 ---------
Shares of Beneficial Interest, $0.01 par
  value....................................    1,895
                                               -----

ITEM 27. INDEMNIFICATION.

     Reference is made to Article 8, Section 8.4 of the Registrant's Agreement and Declaration of Trust.

     Article 8, Section 8.4 of the Agreement and Declaration of Trust provides that each officer and trustee of the Registrant shall be indemnified by the Registrant against all liabilities incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which the officer or trustee may be or may have been involved by reason of being or having been an officer or trustee, except that such indemnity shall not protect any such person against a liability to the Registrant or any shareholder thereof to which such person would otherwise be subject by reason of (i) not acting in good faith in the reasonable belief that such person's actions were not in the best interest of the Trust, (ii) willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (iii) for a criminal proceeding, not having a reasonable cause to believe that such conduct was unlawful (collectively, "Disabling Conduct"). Absent a court determination that an officer or trustee seeking indemnification was not liable on the merits or guilty of Disabling Conduct in the conduct of his or her office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent trustees, after review of the facts, that such officer or trustee is not guilty of Disabling Conduct in the conduct of his or her office.

     The Registrant has purchased insurance on behalf of its officers and trustees protecting such persons from liability arising from their activities as officers or trustees of the Registrant. The insurance does not protect or purport to protect such persons from liability to the Registrant or to its shareholders to which such officers or trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     Conditional advancing of indemnification monies may be made if the trustee or officer undertakes to repay the advance unless it is ultimately determined that he or she is entitled to the indemnification and only if the following conditions are met: (1) the trustee or officer provides security for the undertaking; (2) the Registrant is insured against losses arising from lawful advances; or (3) a majority of a quorum of the Registrant's disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that a recipient of the advance ultimately will be found entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by the trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


     See "Investment Advisory Services" in the Prospectus and "Trustees and Officers" in the Statement of Additional Information for information regarding the business of the Adviser. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Van Kampen Investment Advisory Corp., reference is made to the Adviser's current Form ADV (File No. 801-18161) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

ITEM 29. PRINCIPAL UNDERWRITERS.


     (a) The sole principal underwriter is Van Kampen Funds Inc., which acts as principal underwriter for certain investment companies and unit investment trusts set forth in Exhibit 17(a) incorporated by reference herein.



     (b) Van Kampen Funds Inc., which is an affiliated person of an affiliated person of Registrant, is the sole principal underwriter for Registrant. The name, principal business address and positions and offices with Van Kampen Funds Inc. of each of the directors and officers thereof are set forth in Exhibit 17(b). Except as disclosed under the heading "Trustees and Officers" in Part B of this Registration Statement, none of such persons has any position or office with Registrant.


     (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.


     All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder to be maintained (i) by Registrant will be maintained at its offices located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, Van Kampen Investor Services Inc., 7501 Tiffany Springs Parkway, Kansas City, Missouri 64153, or at the State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts; (ii) by the Adviser, will be maintained at its offices, located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181; and (iii) by Van Kampen Funds Inc., the principal underwriter, will be maintained at its offices located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.


ITEM 31. MANAGEMENT SERVICES.

     Not applicable.

ITEM 32. UNDERTAKINGS.

     (a) Not applicable.

     (b) Not applicable.

     (c) Registrant undertakes, if requested to do so by the holders of at least 10% of the shareholders of a series of the Registrant, to call a meeting of such shareholders for the purpose of voting upon the question of removal of a trustee or trustees, and to assist in communications with other shareholders to the extent required by
         Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES


    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT, VAN KAMPEN TAX FREE MONEY FUND, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS AMENDMENT TO THE REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF OAKBROOK TERRACE AND THE STATE OF ILLINOIS ON THE 29TH DAY OF SEPTEMBER, 1998.



                                          VAN KAMPEN TAX FREE MONEY FUND


                                          By:       /s/  RONALD A. NYBERG

                                            ------------------------------------
                                            Ronald A. Nyberg, Vice President and
                                                          Secretary


    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS AMENDMENT TO THE REGISTRATION STATEMENT HAS BEEN SIGNED ON SEPTEMBER 29, 1998 BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED:


                     SIGNATURES
                     ----------                        TITLE
            Principal Executive Officer:

              /s/  DENNIS J. McDONNELL*                President
-----------------------------------------------------
                 Dennis J. McDonnell

            Principal Financial Officer:

              /s/  EDWARD C. WOOD, III*                Vice President and Chief Financial Officer
-----------------------------------------------------
                 Edward C. Wood, III

                      Trustees:

               /s/  J. MILES BRANAGAN*                 Trustee
-----------------------------------------------------
                  J. Miles Branagan

             /s/  RICHARD M. DeMARTINI*                Trustee
-----------------------------------------------------
                Richard M. DeMartini

              /s/  LINDA HUTTON HEAGY*                 Trustee
-----------------------------------------------------
                 Linda Hutton Heagy

               /s/  R. CRAIG KENNEDY*                  Trustee
-----------------------------------------------------
                  R. Craig Kennedy

                /s/  JACK E. NELSON*                   Trustee
-----------------------------------------------------
                   Jack E. Nelson

                 /s/  DON G. POWELL*                   Trustee
-----------------------------------------------------
                    Don G. Powell

               /s/  PHILLIP B. ROONEY*                 Trustee
-----------------------------------------------------
                  Phillip B. Rooney

                /s/  FERNANDO SISTO*                   Trustee
-----------------------------------------------------
                   Fernando Sisto

                /s/  WAYNE W. WHALEN*                  Trustee
-----------------------------------------------------
                   Wayne W. Whalen

---------------

* Signed by Ronald A. Nyberg pursuant to a power of attorney filed herewith.



                /s/  RONALD A. NYBERG                                                September 29, 1998
-----------------------------------------------------
                  Ronald A. Nyberg
                  Attorney-in-Fact

                            SCHEDULE OF EXHIBITS TO


               POST-EFFECTIVE AMENDMENT NUMBER 16 TO FORM N-1A AS


              SUBMITTED TO THE SECURITIES AND EXCHANGE COMMISSION

                             ON SEPTEMBER 29, 1998



     EXHIBIT
      NUMBER
     -------                                   EXHIBIT
        (1)   (b)    Certificate of Amendment
       (11)          Opinion and Consent of KPMG Peat Marwick LLP
       (16)          Computation of Performance Quotations
       (17)   (a)    List of certain investment companies in response to Item
                     29(a)
              (b)    List of officers and directors of Van Kampen Funds Inc. in response to Item 29(b)
       (24)          Power of Attorney
       (27)          Financial Data Schedule